Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Syneron Medical Ltd.
Entity Central Index Key	0001291361
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	35,608,730
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Lasers and other products	$ 192,199	$ 160,220	$ 132,568
Product-related services	71,423	68,101	56,960
Total revenues	263,622	228,321	189,528
Cost of revenues:
Lasers and other products	91,045	76,003	65,873
Product-related services	36,137	37,469	32,758
Total cost of revenues	127,182	113,472	98,631
Gross profit	136,440	114,849	90,897
Operating expenses, net:
Research and development	29,936	28,334	26,837
Selling and marketing	77,795	69,433	65,897
General and administrative	34,188	33,730	36,103
Other expenses (income), net	2,289	32,208	(4,538)
Total operating expenses, net	144,208	163,705	124,299
Operating loss	(7,768)	(48,856)	(33,402)
Financial income, net	925	1,015	717
Other income		35	240
Loss before taxes on income (tax benefit)	(6,843)	(47,806)	(32,445)
Taxes on income (tax benefit)	(4,502)	3,944	(5,110)
Consolidated net loss	(2,341)	(51,750)	(27,335)
Net loss attributable to non-controlling interests	998	955	1,909
Net loss attributable to Syneron Medical Ltd.'s shareholders	$ (1,343)	$ (50,795)	$ (25,426)
Net loss per share:
Basic and diluted net loss per share attributable to Syneron Medical Ltd.'s shareholders	$ (0.04)	$ (1.44)	$ (0.74)
Weighted average number of shares used in per share calculations (in thousands):
Basic and diluted	35,475	35,158	34,369

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Consolidated Net loss	$ (2,341)	$ (51,750)	$ (27,335)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,039)	476	1,011
Available-for-sale securities:
Changes in unrealized gains (losses)	46	72	(286)
Reclassification adjustments for (gains) losses included in net loss	(2)	54	151
Net change	44	126	(135)
Cash flow hedges:
Unrealized gains, net	138	177
Reclassification adjustments for (gains) loss included in net loss	(61)	(102)
Net change	77	75
Other comprehensive income (loss)	(918)	677	876
Comprehensive loss before non-controlling interest	(3,259)	(51,073)	(26,459)
Net Comprehensive loss attributable to non-controlling interest	998	955	1,909
Comprehensive loss attributable to Syneron shareholders	$ (2,261)	$ (50,118)	$ (24,550)

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 66,359	$ 62,319
Short-term bank deposits	20,520	23,771
Short-term marketable securities	41,136	70,463
Trade receivables, net of allowance of $6,792 and $5,478, respectively	50,023	43,300
Other accounts receivable and prepaid expenses	12,563	8,891
Inventories	36,862	31,169
Total current assets	227,463	239,913
LONG-TERM ASSETS:
Severance pay fund	600	295
Long-term deposits and others	1,879	2,118
Long-term marketable securities	7,966	15,590
Investments in affiliated companies	1,000	200
Property and equipment, net	6,148	4,155
Intangible assets, net	30,433	31,813
Goodwill	25,219	18,867
Deferred tax assets, net	18,390	10,060
Total long-term assets	91,635	83,098
Total assets	319,098	323,011
CURRENT LIABILITIES:
Short-term bank credit		1,082
Trade payables	19,926	21,094
Deferred revenues	11,986	11,550
Other accounts payable and accrued expenses	49,889	41,704
Total current liabilities	81,801	75,430
LONG-TERM LIABILITIES:
Deferred revenues	3,924	4,112
Warranty accruals	708	564
Contingent consideration	6,750	2,535
Accrued severance pay	691	496
Deferred tax liabilities	3,095	5,182
Total long-term liabilities	15,168	12,889
Total liabilities	96,969	88,319
COMMITMENTS AND CONTINGENCIES
Syneron Medical Ltd.'s shareholders' equity:
Ordinary shares of NIS 0.01 par value: Authorized - 100,000,000 ordinary shares; Issued - 36,860,304 and 36,580,345 and Outstanding - 35,608,730 and 35,328,771 shares at December 31, 2012 and 2011, respectively	86	85
Additional paid-in capital	177,470	187,023
Treasury shares at cost - 1,251,574 ordinary shares at December 31, 2012 and 2011	(9,587)	(9,587)
Accumulated other comprehensive income	626	1,544
Retained earnings	53,187	54,530
Total Syneron Medical Ltd.'s shareholders' equity	221,782	233,595
Non-controlling interests	347	1,097
Total equity	222,129	234,692
Total liabilities and equity	$ 319,098	$ 323,011

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 6,792		$ 5,478
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	36,860,304	36,860,304	36,580,345	36,580,345
Ordinary shares, shares outstanding	35,608,730	35,608,730	35,328,771	35,328,771
Treasury shares, shares	1,251,574	1,251,574	1,251,574	1,251,574

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury Shares [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2009	$ 227,258	$ 65	$ 102,937	$ (9)	$ (9,587)	$ 130,751	$ 3,101
Issuance of shares upon exercise of stock-based awards	1,932	1	1,931
Issuance of shares in connection with business combination, net of issuance costs of $660 (see also Note 1b6)	72,364	18	72,346
Equity-based compensation expenses	3,196		3,196
Establishment of subsidiary	245						245
Other comprehensive income (loss)	876			876
Net loss	(27,335)					(25,426)	(1,909)
Balance at Dec. 31, 2010	278,536	84	180,410	867	(9,587)	105,325	1,437
Issuance of shares upon exercise of stock-based awards	4,054	1	4,053
Equity-based compensation expenses	3,400		3,283				117
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(225)		(723)				498
Other comprehensive income (loss)	677			677
Net loss	(51,750)					(50,795)	(955)
Balance at Dec. 31, 2011	234,692	85	187,023	1,544	(9,587)	54,530	1,097
Issuance of shares upon exercise of stock-based awards	1,950	1	1,949
Equity-based compensation expenses	4,734		4,486				248
Changes in equity interest in subsidiaries (see also Note 1b3 and 1b5)	(15,988)		(15,988)
Other comprehensive income (loss)	(918)			(918)
Net loss	(2,341)					(1,343)	(998)
Balance at Dec. 31, 2012	$ 222,129	$ 86	$ 177,470	$ 626	$ (9,587)	$ 53,187	$ 347

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Issuance of shares, issuance costs	$ 660
Currency translation adjustments, net		450
Accumulated unrealized gain from hedging activities, net		152
Accumulated unrealized loss from available-for-sale securities, net		24
Accumulated other comprehensive income, net		$ 626

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss before non-controlling interests	$ (2,341)	$ (51,750)	$ (27,335)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,981	10,048	9,381
Share-based compensation	4,734	3,400	3,196
Impairment of investment in affiliated companies	200	9,387	850
Impairment of intangible assets and goodwill	3,820	123	1,319
Decrease (increase) in accrued interest, amortization of premium and accretion to discount and gain from sale of marketable securities	(758)	1,565	716
Bargain purchase price related to acquisition of subsidiary			(8,525)
Revaluation of contingent liability, net	(1,910)	(8,830)	1,625
Deferred income taxes, net	(12,064)	(179)	(3,339)
Decrease (increase) in trade receivables, net	(6,697)	(2,833)	2,445
Decrease (increase) in other accounts receivable and prepaid expenses	775	(984)	9,667
Decrease (increase) in inventories	(7,072)	(8,581)	13,180
Increase (decrease) in trade payables	(2,134)	4,467	4,201
Increase (decrease) in long and short-term deferred revenues	406	(3,852)	(3,770)
Increase (decrease) in warranty accruals	676	(299)	199
Increase (decrease) in other accounts payable and accrued expenses	140	3,340	(6,187)
Others, net	164	281	255
Net cash used in operating activities	(11,080)	(44,697)	(2,122)
Cash flows from investing activities:
Investment in short-term deposits, net	3,268	(22,579)	(192)
Maturities of held-to-maturity marketable securities			460
Purchase of available-for-sale marketable securities	(33,281)	(83,584)	(186,414)
Proceeds from sale of available-for-sale marketable securities	7,740	54,417	35,992
Redemption of available-for-sale marketable securities	63,292	94,195	177,689
Investments in affiliated companies	(1,000)		(9,169)
Purchase of property and equipment	(1,993)	(2,116)	(887)
Net cash received (paid) in acquisition of subsidiaries (a)	(15,064)		21,427
Others	(202)	326	(93)
Net cash provided by investing activities	22,760	40,659	38,813
Cash flows from financing activities:
Acquisition of subsidiary shares held by non-controlling shareholders	(7,200)	(571)
Exercise of stock options and RSU's	1,950	4,054	1,932
Repayment of short-term bank credit, net	(1,082)	(1,655)
Net cash provided by (used in) financing activities	(6,332)	1,828	1,932
Translation adjustments on cash and cash equivalents	(1,308)	708	826
Increase (decrease) in cash and cash equivalents	4,040	(1,502)	39,449
Cash and cash equivalents at the beginning of the year	62,319	63,821	24,372
Cash and cash equivalents at the end of the year	66,359	62,319	63,821
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes, net	1,340	1,563	491
Supplemental disclosure of non-cash financing and investing activities:
Purchase of property and equipment on credit			113
Reclassification of inventory to property and equipment	2,314
Investment in affiliated company		3,200
Consideration:
Cash	15,901		430
Fair value of Syneron's equity instruments issued upon acquisition			73,024
Total consideration	15,901		73,454
Identifiable assets acquired and liabilities assumed:
Cash acquired	837		21,857
Current assets	1,491		73,045
Non-current assets	769		5,201
In process research and development			510
Intangible assets	9,867		26,423
Deferred tax assets			8,635
Liabilities assumed	(3,793)		(54,607)
Others			100
Contingent consideration			(2,409)
Non-controlling interests in the subsidiary			(245)
Goodwill (bargain purchase price)	6,730		(5,056)
Total Identifiable assets acquired and liabilities assumed:	15,901		73,454
Net cash paid (received) in acquisitions	$ 15,064		$ (21,427)

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Syneron Medical Ltd. (the "Company") commenced its operations in July 2000. The Company and its subsidiaries (together Group) are principally engaged in manufacture, research, development, marketing and sales worldwide, directly to end-users and also to distributors of advanced equipment for the aesthetic medical industry and systems for dermatologists, plastic surgeons and other qualified practitioners (the professional market).

In addition, the Company sells, markets and distributes, aesthetic devices products, which are primarily targeted to the home-use consumers (non-professional market), both directly and through retailers in the U.S. and outside the U.S. through retailers and through a chain of distributors.

b.	Business Combinations and other acquisitions during 2012, 2011 and 2010

1.	TransPharma Medical Ltd. (TransPharma)

On March 14, 2012, the Company acquired substantially all the assets of TransPharma, including its patent portfolio, for approximately $3,651 in cash. TransPharma is focused on development and commercialization of drug-products, utilizing an active transdermal drug delivery technology which is based on RF-MicroChannels that create microscopic channels across the skin. Its first product, the Viador system, is a handheld device with an RF-needle array. It is CE Mark approved for use in transdermal delivery of biologic drug-products via a system-specific skin patch, and may in the future provide a commercial opportunity within the professional and home-use aesthetic device markets.

The Company has accounted for the assets purchased in accordance with ASC 805, "Business Combinations" ("ASC 805").

The following table summarizes the estimated fair values of the assets acquired at the acquisition date:

Fair value

Property and equipment	59
In-process R&D (*)	2,407
Goodwill	1,185

Assets acquired	$3,651

(*)	Not subject to amortization until technological feasibility will be achieved or technology will be abandoned.

Pro forma information in accordance with ASC 805 has not been provided, since the revenues and assets were not material in relation to total consolidated revenues and assets.

2.	Ultrashape Ltd. (Ultrashape)

On February 13, 2012, Syneron acquired 100% of the outstanding shares of Ultrashape, a sole operating entity of Ultrashape Medical Ltd., which was traded on the Tel-Aviv Stock Exchange, for $12,000. Ultrashape is a developer, manufacturer and marketer of non- invasive technologies for fat cell destruction and body sculpting. Ultrashape's products are approved and commercially available in Europe, Canada, Latin America and Asia.

The Company has accounted for the control gained in accordance with ASC 805, "Business Combinations".

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Cash	$837
Current assets	1,241
Property and equipment	710
Developed technology (1)	5,617
Customer relationship (2)	1,843

Total identifiable assets acquired	10,248

Current liabilities	(3,767)
Accrued severance pay	(26)

Total liabilities assumed	(3,793)

Net identifiable assets assumed	6,455
Goodwill	5,545

Net assets acquired	$12,000

(1)	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.

(2)	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.

Pro forma information in accordance with ASC 805 has not been provided, since the revenues and assets were not material in relation to total consolidated revenues and assets.

3.	Syneron China

In November 2008, the Company entered into a joint venture (JV) agreement with Beijing Art Fact MediTech (BAFM) for the formation of Syneron China. The Company holds 51% of the JV for a total investment of $510. Through this JV, Syneron sells directly to medical and aesthetic professionals in China including doctors, hospitals, medi-spas and cosmetic chains. Syneron China also provides training and after-sales service and support. The Company consolidated the JV's results and recorded the non-controlling interests in accordance with the provisions of ASC 810, "Consolidation" (ASC 810).

In August 2012, the Company entered into a share transfer agreement with BAFM to acquire its equity interest in the JV for a total amount of $2,200.   Consummation of the transaction is subject to certain closing conditions, including the approval of certain governmental authorities. At the closing, the Company deposited an amount of $1,760 in escrow. Amount deposited in escrow was recorded as part of other accounts receivable and shall be released upon all closing conditions met. As of December 31, 2012, the government authorities were still pending. In February 2013, the Ministry of Commerce of the People's Republic of China approved this transaction.  Approvals of local authorities are still pending.

4.	Fluorinex Active Ltd . (Fluorinex)

Fluorinex is an Israeli based company that develops advanced fluoridation and tooth whitening devices for dentists and consumers.

During the years 2007-2011, the Company invested an aggregated amount of $4,625 in Fluorinex in consideration of 74.96% of the issued and outstanding share capital. Fluorinex is an Israeli based company that develops advanced fluoridation and tooth whitening devices for dentists and consumers.

The Company has accounted for the control gained in accordance with ASC 805 and the increase in the interests in Fluorinex after control gained, according to the provisions of ASC 810.

5.	Rakuto Bio Technologies Ltd. (RBT)

RBT is an Israeli company engaged in the development of new skin brightening treatments.  RBT products are distributed through Syneron and Syneron's subsidiaries.

During the years 2007-2011, the Company invested an aggregate amount of $4,275 for consideration of 49.52% of RBT's fully diluted share capital.

On May 30, 2012,  the Company entered into an agreement with RBT's shareholders pursuant to which the Company acquired all the remaining shares of RBT for: (i) an initial purchase price of $5,000, (ii) an additional $5,000 to be paid on May 30, 2013, (iii) certain milestone payments in the aggregate amount equal to $15,240, (iv) the repayment of certain loan amounts provided by RBT to certain of its shareholders,  and (v) the payment of 2.019% of annual net sales generated by RBT intellectual properties for an unlimited period. As of December 31, 2012, we held 100% of RBT's issued and outstanding share capital.

The initial fair value of the contingent consideration was $6,125. The Company estimated the fair value of the contingent consideration using a probability weighted discounted cash flow model with a discount rate of 17.7% and based on various probabilities for RBT to meet the milestones requirements. As of December 31, 2012 the contingent consideration fair value was $6,750. Changes to the fair value are recorded in other expenses (income), net as part of operating expenses.

6.	Candela Corporation

On January 5, 2010, the Company acquired 100% of the shares of Candela Corporation Inc. (Candela), a U.S. public company listed on the Nasdaq, for the consideration of $73,024, paid by way of issuing the Company shares to Candela's shareholders. The transaction was accounted for under ASC 805.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Assets:

Current assets	$89,450
Other assets (includes mainly deferred tax assets)	24,792
Property and equipment	2,391
Intangible assets (*)	24,010

Total identifiable assets acquired	140,643

Current liabilities	(45,427)
Deferred taxes	(8,778)
Long-term liabilities	(4,889)

Total identifiable liabilities assumed	(59,094)

Net identifiable assets acquired	81,549
Bargain purchase price (**)	(8,525)

Net assets acquired	$73,024

(*)
Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).

(**)	The excess of fair value of the net assets acquired over the amount of consideration transferred was recorded in other income, net as part of operating expenses, net.

7.	Tanda Health and Beauty, Inc. (THB, formerly known as Pharos Life Corporation and Syneron Beauty Inc.)

On December 7, 2010, the Company acquired 100% of THB's outstanding shares in contingent consideration of $15,750 to be paid to THB's former shareholders subject to reaching certain net revenue milestones in the 12-month period ending May 31, 2013 and based on a specific mechanism agreed as part of the share purchase agreement. THB is a manufacturer of home-use light therapy for aesthetic procedures based in Canada.

The Company has accounted for the acquisition and the control gained in accordance with ASC 805.

The fair value of the contingent consideration arrangement at the acquisition date was $2,409. The Company estimated the fair value of the contingent consideration using a probability weighted discounted cash flow model with a discount rate of 19% and based on various probabilities for THB to meet the net revenues milestone. As of December 31, 2012, 2011 and 2010 the contingent consideration fair value was approximately $0, $2,535 and $2,409, respectively.

Changes to the fair value were recorded in other expenses (income), net as part of operating expenses.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

b.
Financial statements in U.S. dollars:

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (dollar or $) as the revenues and a substantial portion of the costs are incurred in dollars.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters" (ASC 830). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The functional currency of the remaining subsidiaries and associates in most instances is their relevant local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year in accordance with ASC 830. Differences resulting from translation are presented as a separate component, under accumulated other comprehensive income (loss) in changes in equity.

c.
Principles of consolidation:

The consolidated financial statements include the accounts of Syneron Medical Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity (APIC) which is based on ASC 810.

d.
Cash and cash equivalents:

Cash and cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

e.
Short-term bank deposits:

Short term bank deposits are deposits with original maturities of more than three months but less than one year. Deposits are presented at their cost including accrued interest. Interest on deposits is recorded as financial income. As of December 31, 2012 and 2011, the Company held short-term interest bearing deposits in the amount of $20,520 and $23,771, respectively, with a weighted average interest of 1.59% and 2.23%, respectively.

f.
Marketable securities:

The Company classifies all of its marketable securities as available-for-sale securities in accordance with ASC 320, "Investment in Debt and Equity Securities". Such marketable securities consist primarily of U.S. government treasury bonds, U.S. agencies and government guaranteed debts and corporate bonds which are stated at fair value. Unrealized gains and losses are comprised of the difference between fair value and amortized costs of such securities and are reflected as "accumulated other comprehensive income (loss)" in changes in equity. Realized gains and losses on marketable securities are included in earnings, under financial income, net.

The Company applied FASB ASC 320-10 which requires the Other-Than-Temporary Impairment (OTTI) for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors. The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for OTTI, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not that it will be required to sell, the investment before recovery of the investment's amortized cost basis.

The Company used a discounted cash flow analysis to determine the portion of the impairment that relates to the credit loss. To the extent that the net present value of the estimate of the present value of cash flows expected to be collected from the debt security discounted at the effective interest rate implicit in the security at the date of acquisition is less than the amortized cost basis of the security, the difference is considered credit loss and is recorded through earnings. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the year ended 2012 and 2011, were not OTTI. For the year ended December 31, 2010, the Company recognized credit loss in earnings on certain investments in Auction Rate securities (ARS) in the total amount of $119.

g.
Derivatives and hedging activities:

The Company implemented the requirements of ASC No. 815, "Derivatives and Hedging" which requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualified as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.  Due to the Company's global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business. The Company's policy allows it to offset the risks associated with the effects of certain foreign currency exposures through the purchase of foreign exchange forward or option contracts (Hedging Contracts).

The policy prohibits the Company from speculating on such Hedging Contracts for profit. To protect against the increase in value of forecasted foreign currency cash flow resulting from salaries paid in New Israeli Shekels (NIS) during the year and for certain forecasted revenue transactions in currencies other than the U.S. dollar, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of the anticipated payroll of its Israeli employees denominated in NIS or revenues anticipated in currencies other than the U.S. dollar for a period of one to 12 months with Hedging Contracts.  Accordingly, when the dollar strengthens against the NIS, the decline in present value of future foreign currency expenses is offset by losses in the fair value of the Hedging Contracts.  Conversely, when the dollar weakens, the increase in the present value of future foreign currency expenses is offset by gains in the fair value of the Hedging Contracts.  These Hedging Contracts are designated and qualify as cash flow hedges in both 2012 and 2011.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.  Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change. As of December 31, 2012 and 2011, the Company had outstanding forward contracts with a notional amount of $3,419 and $3,036, respectively, and outstanding option contracts with a notional amount of $4,790 and $3,870, respectively.

Other derivative instruments that are designated and qualified as fair value hedging instruments consist of forward contracts that the Company uses to hedge monetary assets denominated in NIS. As of December 31, 2012 and 2011, the notional principal amount of the Hedging Contracts to sell U.S. dollars held by the Company was $0 and $15,000, respectively.

For derivative instruments that are not designated and qualify as hedging instruments (the ineffective portion), the gain or loss on those derivative instruments is recorded in to earning.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided for slow-moving items.

Cost is determined as follows:

Raw materials: using the first-in, first-out (FIFO) method.

Work in process: on the basis of average costs, including materials, labor and other direct and indirect manufacturing costs.

Finished products: based on standard cost (which approximates actual cost on a first-in, first-out basis) which includes materials, labor and manufacturing overhead. Standard costs are monitored and updated as necessary, to reflect the changes in raw material costs and labor and overhead rates.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, forecasted sales or usage, product end of life dates, estimated current and future market values and new product introductions. Purchasing requirements and alternative usage are explored within these processes to mitigate inventory exposure. When recorded, the reserves are intended to reduce the carrying value of inventory to its net realizable value. Inventory of $36,863 and $31,169 as of December 31, 2012 and 2011, respectively, is stated net of inventory reserves of $5,402 and $4,742 in each year, respectively. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory reserves may be required.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture, equipment	6- 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property, plant and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

j.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. During 2012, 2011 and 2010 the Company recorded an impairment charge, related to intangible assets, in the amount of $2,860, $123 and $1,319, respectively.

k.
Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. It also requires the fair value of acquired in-process research and development (IPR&D) to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Contingent considerations to former owners agreed in a business combination, e.g, in the form of milestone payments upon the achievement of certain sales target, are recognized as liabilities at fair value as of the recognition date. Any subsequent changes in amounts recorded as liability are recognized in earnings under other expenses (income), net.

1.
Investments in affiliated companies:

All investments in affiliates are stated at cost since the Company does not have the ability to exercise significant influence over their operating and financial policies. The Company followed ASC 323, "Investments - Equity and Joint Ventures", to determine whether it should apply the equity method of accounting to investments in other-than-common stock, with regard to certain investments in preferred shares, and determined that they are not in substance common stock.

The Company's investment in the affiliated companies is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 325-20. During 2012 and 2011 and 2010, based on management's most recent analysis, the Company recognized an impairment loss of $200, $9,387 and $850, respectively, relating to its investments (see also Note 7).

m.
Goodwill and intangible assets:

Goodwill and intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

The Company applies ASC 350, "Intangibles - Goodwill and Other". Under ASC 350, goodwill is not amortized but instead tested for impairment at least annually (or more frequently if impairment indicators arise). The Company determined June 30 as the date of the annual impairment test for each of its reporting units. The Company operates in two operating segments: the Professional Aesthetic Devices (PAD) segment (which is comprised of four reporting units) and the Emerging Business Units (EBU) segment (which is comprised of five reporting units).

ASC 350, as amended by ASU 2011-08, provides companies an option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing a two-step approach to testing goodwill for impairment for each reporting unit. Our reporting units are determined by the components of our operating segments that constitute a business for which both: (1) discrete financial information is available and (2) segment management regularly reviews the operating results of that component.

The first step measures for impairment by applying fair-value-based tests at the reporting unit level. The second step (if necessary) measures the amount of impairment by applying fair-value-based tests to the individual assets and liabilities within each reporting unit.

Fair value is determined using discounted cash flows methodology. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. As part of the annual impairment evaluation, the Company assessed the recoverability of Fluorinex goodwill. The Company concluded that the carrying value of the Fluorinex goodwill exceeded the implied fair value based on the estimated fair value of the Fluorinex reporting unit. Accordingly, during 2012 the Company recorded a goodwill impairment charge of $450. In addition, during 2012 the Company recorded impairment charge of $510 related to in-process research and development assets from the acquisition of Candela.  The goodwill impairment and in-process research and development impairment charges are included in the statements of operations under other expenses (income), net. During 2011 and 2010, no impairment charges were recorded.

n.	Revenue recognition:

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is reasonably assured and no further obligations exist. Provisions are made at the time of revenue recognition for any applicable warranty cost expected to be incurred.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

Other than pricing terms which may differ due to the different volumes of purchases between distributors and end-users, there are no material differences in the terms and arrangements involving direct and indirect customers.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors as end-users.

In the PAD segment, in most cases, the Company does not grant a right of return for its products. In the EBU segment, customer returns are recorded on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period.  The Company generally estimates customer returns based upon the time lag that historically occurs between the date of the sale and the date of the return, while also factoring other business conditions that might impact the historical analysis.  The Company believes that the amount of future returns is reasonably estimated. The provision for returns is recorded through a reduction of revenue.

In respect of sale of systems with installation, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation is not essential to the functionality of the Company's systems. Accordingly, installation is considered inconsequential and perfunctory relative to the system, and therefore the Company recognizes revenue for the system and installation upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides an accrual for installation costs as appropriate.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract and it is determined that multiple units of accounting exist.

According to ASC 605-25, when a sales arrangement contains multiple deliverables, such as sales of products that include services, the multiple deliverables are evaluated to determine the units of accounting, and the entire fee from the arrangement is allocated to each unit of accounting based on the relative selling price. Under this approach, the selling price of a unit of accounting is determined by using a selling price hierarchy which requires the use of vendor-specific objective evidence (VSOE)  of fair value if available, third-party evidence (TPE) if VSOE is not available, or best estimate of selling price (BESP) if neither VSOE nor TPE is available. Revenue is recognized when the revenue recognition criteria for each unit of accounting are met.

In certain cases, when product arrangements are bundled with extended warranty, the separation of the extended warranty falls under the scope of ASC 605- 20-25-1 through 25-6, and the separately price of the extended warranty stated in the agreement is deferred and recognized ratably over the extended warranty period.

Deferred revenue includes primarily unearned amounts received in respect of service contracts but not yet recognized as revenues.

o.	Research and development costs: Research and development costs are expensed when incurred.

p.
Share-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values in accordance with ASC 718, "Compensation-Stock Compensation". The Company estimates the fair value of employee stock options at the date of grant using a binomial valuation model and values restricted stock units based on the market value of the underlying shares at the date of grant.

The Company recognizes compensation expenses for the value of its awards based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

q.
Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Basic net loss per share was determined by dividing net loss by the weighted average ordinary shares outstanding during the period. Diluted net loss per share was determined by dividing net loss by the diluted weighted average shares outstanding. Diluted weighted average shares reflect the dilutive effect, if any, of stock options, stock appreciation rights, and restricted share units based on the treasury stock method, in accordance with ASC, 260, "Earning Per Share".

r.
Fair value of financial instruments:

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, accounts receivable, short-term bank credit, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The Company applies ASC 820, "Fair Value and Disclosure" (ASC 820). Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, hedging contracts and contingent considerations (see Note 4). Contingent consideration liabilities represent future amounts the Company may be required to pay in conjunction with various business combinations. Each reporting period, the Company revalues these contingent considerations and records increases or decreases in their fair value as an adjustment to contingent consideration expense within the consolidated statement of operations. Changes in the fair value of the contingent consideration can result from adjustments to the discount rates, the probability of achievement of any revenue milestones and due to discounting to present value each reporting date. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

Assets measured at fair value on a nonrecurring basis in 2012 are an impaired intangible asset, and an impaired investment in affiliated Company. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

s.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

t.	Employee benefit plan:

Certain of the Company's  U.S. employees are eligible to participate in a defined contribution pension plan (Plan).  Participants in the Plan may elect to defer a portion of their pre-tax earnings into the Plan, which is run by an independent party.  The Company makes pension contributions at rates varying up to 10% of the participant's pensionable salary. Contributions to the Plan are recorded as an expense in the consolidated statements of operations.

Candela's U.S. operations maintain a retirement plan (Candela U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the Candela U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. Candela matches 50% of each participant's contributions up to a maximum of 6% of the participant's elective deferral.  Each participant may contribute a percentage of their pay or a flat dollar amount.  Contributions to the Candela U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2012, 2011 and 2010 were $255, $297 and $320, respectively.

Syneron's U.S. operations maintain a retirement plan (Syneron U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code.  Participants in the Syneron U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant's elective deferrals that do not exceed 3% of the participant's compensation, plus 50% of the portion of the participant's elective deferrals on the next 2% of compensation for the Plan year.  Each participant may contribute from 1% to 50% of compensation on a pretax basis up to the maximum permitted by the Internal Revenue Code.  Contributions to Syneron's U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2012, 2011 and 2010 were $196, $166 and $201, respectively.

Severance pay:

The Company's liability for severance pay to its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or portion thereof. The Company's liability for all of its Israeli employees is covered by monthly deposits for insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits accumulated up to the balance sheet date.

The majority of the Company's agreements with its employees in Israel are in accordance with section 14 of the Israeli Severance Pay Law. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional legal obligation exists between the parties and no additional payments are made by the Company to the employee; therefore related assets and liabilities are not presented in the balance sheet.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $744, $755 and $638, respectively.

u.	Shipping and handling costs:

Shipping and handling costs, which amounted to $6,475, $4,408 and $3,611 for the years ended December 31, 2012, 2011 and 2010, respectively, are included in sales and marketing expenses in the consolidated statements of operations. Shipping and handling costs include all costs associated with the distribution of finished products, consumables and spare parts from the Company's point of manufacturing directly to customers, distributors and international subsidiaries.

v.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $6,334, $5,723 and $2,727, respectively.

w.	Legal expenses:

Legal expenses are charged to the statement of operations as incurred.

x.	Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivative instruments, marketable securities, and trade receivables.

The majority of the Group's cash and cash equivalents and banks deposits are invested in dollar instruments of major banks in Israel and in the United States. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing and that, accordingly, low credit risk exists with respect to these investments.

The Company's marketable securities include investments in highly rated debentures of U.S. and Israeli, corporations and governmental bonds. Based on the above and the fact that the portfolio is well diversified, management believes that low credit risk exists with respect to these marketable securities. The Company has implemented additional measures with respect to its investment policy. Such measures include among others: reducing credit exposure to corporate sector securities and increasing the overall credit quality of the portfolio.

The Company and its subsidiaries have no material off-balance sheet concentration of financial instruments subject to credit risk such as foreign exchange contracts, option contracts or other hedging arrangements, except those mentioned in note 14.

The Company's trade receivables are derived mainly from sales to large independent distributors and to end-users world-wide. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those specific amounts that the Company has determined to be doubtful of collection.

The following table provides details of the change in the Company's allowance for doubtful accounts:

	December 31,
	2012	2011	2010

Balance at the beginning of the year	$5,478	$7,704	$7,561
Charged to expenses, net of recoveries	1,782	(847)	2,783
Write-off	(523)	(1,443)	(2,110)
Exchange rate	55	64	(530)

Balance at the end of the year	$6,792	$5,478	$7,704

y. Warranty:

The Company provides a one to three year standard warranty for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The following table provides details of the change in the Company's product warranty accrual:

	December 31,
	2012	2011	2010

Warranty provision at the beginning of the year	$6,514	$6,854	$2,679
Warranty accounts related to the acquisition of Candela	-	-	3,980
Warranty accounts related to the acquisition of Ultrashape	44	-	-
Charged to costs and expenses relating to new sales	9,058	7,856	8,202
Costs of product warranty claims	(8,419)	(8,196)	(8,007)

Warranty provision at the end of the year	$7,197	$6,514	$6,854

z.	Comprehensive income (loss):

The Company reports comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This Statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that items of other comprehensive income relate to unrealized gains and losses on available-for-sale marketable securities, hedging contracts and currency translation adjustments.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance and elected to present the comprehensive income in two separate but consecutive statements.

aa.	Treasury shares:

The Company repurchased its ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction in equity.

ab.	Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

ac.	Impact of recently issued accounting standards:

In July 2012, the FASB issued an update to the authoritative guidance related to testing indefinite-lived intangible assets impairment. This update gives an entity option to first consider certain qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for the indefinite-lived intangible asset impairment test performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance does not have a material impact on the Company consolidated financial statements.

In February 2013, the FASB issued and accounting standards update requiring new disclosures about reclassifications from accumulated other comprehensive loss to net income. These disclosures may be presented on the face of the statements or in the notes to the consolidated financial statements. The standard update is effective for fiscal years beginning after December 15, 2012. The adoption of this guidance does not have a material impact on the Company financial statements.

AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$3,548	$-	$-	$3,548

Available-for-sale - matures within one year:
Certificate of deposit	5,658	11	(1)	5,668
Government debentures - fixed interest rate	2,617	43	-	2,660
Government sponsored enterprises - fixed interest rate	4,558	-	-	4,558
Corporate debentures - fixed interest rate	2,609	2	(9)	2,602

	15,442	56	(10)	15,488
Available-for-sale - matures after one year through three years:
Certificate of deposit	3,260	16	-	3,276
Government debentures - fixed interest rate	1,570	72	-	1,642
Government sponsored enterprises - fixed interest rate	8,671	4	(2)	8,673
Corporate debentures - fixed interest rate	13,669	96	(34)	13,731

	27,170	188	(36)	27,322
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	1,531	-	(17)	1,514

Available-for-sale - matures after five years:
ARS	1,387	-	(157)	1,230

	$49,078	$244	$(220)	49,102

Reclassification of certain securities to long-term				7,966

				$41,136

	December 31, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$23,091	$4	$(20)	$23,075

Available-for-sale - matures within one year:
Government debentures - fixed interest rate	14,331	6	-	14,337
Government sponsored enterprises - fixed interest rate	7,011	-	-	7,011
Corporate debentures - fixed interest rate	23,022	39	(29)	23,032

	44,364	45	(29)	44,380
Available-for-sale - matures after one year through three years:
Government debentures - fixed interest rate	8,688	188	(69)	8,807

Corporate debentures - fixed interest rate	8,448	32	(2)	8,478

	17,136	220	(71)	17,285
Available-for-sale - matures after five years:
ARS	1,482	-	(169)	1,313

	$86,073	$269	$(289)	86,053
Reclassification of certain securities to long-term				15,590

				$70,463

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2012 and 2011 and the length of time that those investments have been in a continuous loss position:

	December 31, 2012
	Less than 12 months		12 months or longer			Total
	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses

Government sponsored enterprises	$500	$2	$1,002	$	*) -	$1,502	$2
Corporate debentures	7,061	60	-		-	7,061	60
ARS	-	-	1,230		157	1,230	157
Certificate of deposit	1,019	*) -	244		1	1,263	1

	$8,580	$62	$2,476		$158	$11,056	$220

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$5,099	$69	$-	$-	$5,099	$69
Corporate debentures	14,902	31	-	-	14,902	31
ARS	-	-	1,313	169	1,313	169
Money market funds	18,848	20	-	-	18,848	20

	38,849	$120	$1,313	$169	$40,162	$289

*)	Represents an amount lower than $1.

As of December 31, 2012 and 2011, there were 21 and 52 securities in a loss position, respectively.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized gross realized gains of $2, $47 and $4, respectively, and gross realized losses of $0, $42 and $380, respectively. The Company determines realized gains or losses on the sale of marketable securities on a specific identification method, and reflects such gains and losses as a component of financial income, net, in the Company's consolidated statements of operations.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:-	FAIR VALUE MEASUREMENT

The Company measures its marketable securities, foreign currency derivative contracts and contingent considerations at fair value. Marketable securities are classified within Level 1 or Level 2 because they are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investments in ARS and liabilities with respect to contingent considerations are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$17,847	$-	$17,847
ARS	-	-	1,230	1,230
Government debentures	-	4,302	-	4,302
Government sponsored enterprises	-	13,231	-	13,231
Money markets funds	12,492	-	-	12,492
Foreign currency derivatives	-	152	-	152

Total	$12,492	$35,532	$1,230	$49,254

Liabilities:
Contingent consideration	$-	$-	$6,750	$6,750

Total	$-	$-	$6,750	$6,750

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Corporate debentures	$-	$31,510	$-	$31,510
ARS	-	-	1,313	1,313
Government debentures	-	23,144	-	23,144
Government sponsored enterprises	-	7,011	-	7,011
Money markets funds	23,075	-	-	23,075
Foreign currency derivatives	-	1,100	-	1,100

Total	$23,075	$62,765	$1,313	$87,153

Liabilities:
Contingent consideration	$-	$-	$2,535	$2,535

Total	$-	$-	$2,535	$2,535

The estimated fair value of the Company's ARS holdings and collateralized debt obligations investment as of December 31, 2012 and 2011 were $1,230 and $1,313, respectively, which reflects cumulative impairment of $2,813 and $2,818, respectively, below their cost.

The table below presents the changes in Level 3 investments measured on a recurring basis:

	December 31,
	2012	2011

Balance at the beginning of the year	$1,313	$6,417
Changes in realized and unrealized gains and losses included in earnings	5	246
Sales (*)	(100)	(5,350)
Changes in unrealized gains included in Other comprehensive income	12	-

Balance at the end of the year	$1,230	$1,313

(*)
During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5. During 2011, the Company sold ARS with par value of $5,350 for a total consideration of $5,350, which reflects a gain of $42 over the carrying amount.

The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis and related to business combinations of Primaeva Medical, Inc. (Primaeva) in October 2009 and THB in December 2010 and from RBT investment in May 2012:

	December 31,
	2012	2011

Fair value at the beginning of the year	$2,535	$11,365
Acquisition date fair value of contingent consideration related to additional investment in RBT (see note 1b5)	6,125	-
Changes in the fair value of contingent consideration, net (*)	(1,910)	(8,830)

Fair value at the end of the year	$6,750	$2,535

(*)
The fair value of the contingent consideration related to the acquisition of Primaeva was $0 for both years ended December 31, 2012 and 2011. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until December 31, 2012 and the Company will be required to pay the contingent consideration. The Company recorded in 2011, due to changes in fair value, an income in the amount of $8,956 in the statements of operations under "other expenses (income), net". On December 31, 2012, the revenues milestone was not achieved and no payments to Primaeva's former shareholders were due.

The fair value of the contingent consideration related to the acquisition of THB was approximately $0 and $2,535 for the years ended December 31, 2012 and 2011, respectively. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until May 31, 2013 and the Company will be required to pay the contingent consideration.   The Company recorded in 2012 and 2011, due to changes in fair value, an income in the amount of $2,535 and expenses of $126, respectively, in the statements of operations under other expenses (income), net.

The fair value of the contingent consideration related to the additional investment in RBT was $6,750 as of December 31, 2012. The Company recorded in 2012 due to changes in fair value, expenses of $625 in the statements of operations under other expenses (income), net.

Assets measured at fair value on a nonrecurring basis:

Level 3 assets measured on a nonrecurring basis at December 31, 2012 and 2011 consisted of intangible assets and investment in affiliated companies. As of December 31, 2012 and 2011, certain intangible assets were written down to their estimated fair values of $4,281 and $530, resulting in an impairment charge of $3,370 and $123, respectively which were included in other expenses (income), net in the Statement of operations. The fair value for such assets were calculated by a third party appraisal using the discounted cash flow which uses significant unobservable inputs which require significant management judgment due to the absence of quoted market prices or observable inputs for assets of a similar nature (see also Note 16 and Note 7).

During 2012, an investment in affiliated company with a carrying amount of $200 was written down to its estimated fair values of $0, resulting in an impairment charge of $200. During 2011, an investment in another affiliated company with a carrying amount of $9,387 was written down to its estimated fair value of $0, resulting in an impairment charge of $9,387 which was recorded in the statements of Operations under other expenses (income), net (see also Note 17).

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Prepaid expenses and advanced payments	$5,407	$4,340
Deferred taxes	3,266	1,619
Government authorities	919	903
Deposits with escrow agent (see also Note 1b3)	1,760	-
Derivative instruments	152	1,100
Other receivables	1,059	929

	$12,563	$8,891

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES
	December 31,
	2012	2011

Raw materials	$12,552	$10,986
Work in process	2,250	1,772
Finished products	22,060	18,411

	$36,862	$31,169

INVESTMENTS IN AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
INVESTMENTS IN AFFILIATED COMPANIES
NOTE 7:-	INVESTMENTS IN AFFILIATED COMPANIES

	December 31,
	2012	2011

Investment in QRay Ltd. (QRay) (1)	$-	$200
Investment in Juvenis Ltd. (Juvenis) (2)	1,000	-

	$1,000	$200

(1)
The Company invested $1,050 in QRay in consideration of 9% of QRay's share capital. During 2010, the Company wrote down the carrying amount of the investment in QRay from $1,050 to its fair value of $200. During 2012 the Company wrote down its entire investment in QRay to its fair value of $0. The impairments charges were included in "other expenses (income), net" in operating expenses in the Statements of Operations

(2)
On March 15, 2012, Syneron invested in Juvenis, an Israel-based company focused on commercializing advanced biopolymer compounds for use in aesthetic tissue augmentation. Under terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash, with potential additional development milestone payments totaling $3,000.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8:-           PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$11,681	$9,636
Leasehold improvements	2,082	1,865
Office furniture and equipment	2,048	2,105

	15,811	13,606
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	7,135	6,845
Leasehold improvements	1,708	1,696
Office furniture and equipment	820	910

	9,663	9,451

Depreciated cost	$6,148	$4,155

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $3,104, $1,990 and $2,473, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

	Weighted average	December 31,
	remaining useful life (years)	2012	2011
Original cost:

Patent	-	$1,899	$1,899
Distribution agreements	3.0	1,600	1,600
Brand name	1.0	295	295
In process R&D (*)	1.7	2,666	773
Developed technologies (*)	4.5	28,852	29,533
Trade name	8.0	3,300	3,300
Non-compete covenant	-	1,200	1,200
Customer relationships	3.9	10,773	8,930
Distribution exclusivity (*)	1.3	1,632	1,632

		52,217	49,162
Accumulated amortization:

Patent		1,899	1,899
Distribution agreements		506	363
Brand name		251	206
In process R&D		63	-
Developed technology		8,386	7,017
Trade name		900	600
Non-compete covenant		1,200	800
Customer relationships		7,360	5,717
Distribution exclusivity		1,219	747

		21,784	17,349

Amortized cost		$30,433	$31,813

(*)
During the years ended December 31, 2012, 2011 and 2010, the Company recorded an impairment charge in the total amount of $3,370, $123 and $1,319, respectively. The impairment charge in 2012 was attributed to in-process R&D and developed technology in the amounts of $510 and $2,860, respectively. The impairment charge in 2011 was attributed to distribution exclusivity license in the amount of $123. The impairment charge in 2010 was attributed to in-process R&D and to developed technology in the amounts of $720 and $599, respectively.

During 2012, 2011 and 2010, the Company recorded amortization expenses in the amount of $7,877, $8,058 and $6,908, respectively. The annual amortization expense relating to intangible assets as of December 31, 2012 is estimated to be as follows:

2013	$6,464
2014	5,190
2015	5,188
2016	4,427
2017	3,566
Thereafter	5,598

Total	$30,433

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 10:-        GOODWILL

Changes in goodwill for the years ended December 31, 2012 and 2011, by reporting unit are as follows:

	Syneron	LI	Fluorinex	RBT	THB	Ultrashape	Transpharma	Total

As of January 1, 2011	$8,206	$2,950	$1,501	$2,528	$3,394	$-	$-	$18,579
Acquisitions and others	-	55	-	-	233	-	-	288

As of December 31, 2011	8,206	3,005	1,501	2,528	3,627	-	-	18,867
Acquisitions and others	-	73	-	-	-	5,544	1,185	6,802
Impairment (see note 2m)	-	-	(450)	-	-	-	-	(450)

As of December 31, 2012	$8,206	$3,078	$1,051	$2,528	$3,627	$5,544	$1,185	$25,219

SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT [Abstract]
SHORT-TERM BANK CREDIT
NOTE 11:-	SHORT-TERM BANK CREDIT

As part of the acquisition of THB (see also Note 1b7), the Company assumed THB's short-term bank credit lines. The credit lines were obtained at an average interest rate of 3.0%. During February 2011, the Company repaid the entire amounts under THB's credit lines.

During December 2011, RBT obtained a line of credit of up to $2,000 that bears interest at LIBOR plus 2.3%. As of December 31, 2011, RBT utilized a total of $1,082 of this line of credit. During June 2012, the Company repaid the entire amounts under RBT's line of credit.

DEFERRED REVENUES	12 Months Ended
Dec. 31, 2012
DEFERRED REVENUES [Abstract]
DEFERRED REVENUES
NOTE 12:-	DEFERRED REVENUES

The Company offers extended warranty contracts, generally for periods of one to three years that may be purchased after the standard warranty period has expired. The Company recognizes extended warranty contract revenue ratably over the life of the contract.

The following table reflects changes in the Company's deferred revenue during the years ended December 31:

	December 31,
	2012	2011

Balance at the beginning of the year	$15,662	$17,960

Deferral of new sales	11,957	11,089
Recognition of previously deferred revenue	(11,550)	(13,432)
Foreign currency translation adjustments	(159)	45

Balance at the end of the year	$15,910	$15,662

The following table reflects the Company's current and long-term deferred revenues:

	December 31,
	2012	2011

Total deferred revenues	$15,910	$15,662
Less - current portion	11,986	11,550

Long-term deferred revenues	$3,924	$4,112

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 13:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Warranty accruals	$6,489	$5,950
Accrued expenses	15,749	11,051
Voluntary field action (*)	1,496	3,200
Accrued commission	3,493	3,202
Employees and related expenses	8,503	10,043
Tax authorities	14,149	8,206
Other payables	10	52

	$49,889	$41,704

(*)
In January 2012, the Company stopped selling LiteTouch dental laser systems in Europe as a result of a test of the LiteTouch product initiated in the fourth quarter of 2011, which concluded that LiteTouch systems currently on the European market are not fully compliant with certain Electromagnetic Compatibility (EMC) requirements of the European Norm standard. As a result, the Company initiated a voluntary field action in order to replace the noncompliant install base in Europe at a total cost of $3,200, which was recorded as cost of revenue in 2011. During the third quarter of 2012, the Company gained CE mark for the LiteTouch II dental laser and resumed sale activity and the replacement of noncompliance LiteTouch dental laser systems.

DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 14:-	DERIVATIVE INSTRUMENTS

The fair values of outstanding derivative instruments were as follows:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$152	$139
Derivatives designated and qualified as fair value hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	-	639
Total derivatives designated as hedging instruments		$152	$778

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$-	$322

Total derivatives not designated as hedging instruments		$-	$322

The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI) is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2012	2011	2010

Foreign exchange contracts	$138	$177	$-

Total	$138	$177	$-

	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
	2012	2011	2010
Location
Revenues	$156	$77	$-
Operating expenses	(95)	25	-

Total	$61	$102	$-

	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2012	2011	2010

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income, net	$89	$65	$296

Total		$89	$65	$296

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15:-	COMMITMENTS AND CONTINGENCIES

a.	Royalties:

1.
In June 2004, the Company entered into an agreement effective from December 1, 2003 until December 1, 2021, for using the know-how of Tensor Technologies LLC ("Tensor"). For the usage of the know-how, the Company is obligated to pay royalties, at a rate of 4.5%, on sales of certain products to its distributors and subsidiaries.

On December 23, 2008, the Company received a letter from Tensor Technologies LLC (Tensor) claiming that the Company was in breach of its royalty payment obligations to Tensor pursuant to a License Agreement dated June 24, 2004 between the Company and Tensor (as amended). On February 19, 2009, the Company sent Tensor a letter denying Tensor's claims and denying any royalty payment obligations to Tensor whatsoever. The Company submitted the matter for arbitration and started the arbitration process. On May 5, 2011, the arbitrator issued a decision accepting most of Tensor's claims and denying most of the Company's counterclaims. The arbitrator appointed an expert accountant to examine the royalties to be paid to Tensor under the terms of the agreement. On April 8, 2012, the arbitrator ruled that the Company must pay Tensor a sum of $2,100 plus interest. On September 13, 2012, the arbitrator's ruling was approved by the District Court of Haifa and the Company subsequently paid Tensor.

Royalty expenses amounted to $1,163, $525 and $602 for the years ended December 31, 2012, 2011 and 2010, respectively, were recorded as part of cost of revenues.

2.
In August 2005, Candela entered into an agreement with the Regents of the University of California ("Regents") for exclusive license rights to the Dynamic Cooling Device ("DCD"), subject to certain limited license rights of Cool Touch, Inc. ("Cool Touch"), in the following fields of use: procedures that involve skin resurfacing and rejuvenation, vascular skin lesions, and laser hair removal. Cool Touch, a subsidiary of New Star Technology, Inc., obtained a license to the DCD on a co-exclusive basis with the Company, in certain narrower fields of use.

Candela's agreement with the Regents called for an annual license fee, for calendar years up to 2015 of $300. The multi-year annual fee of $300 was paid to the Regents in a lump sum of $3,000 and is being amortized over the remaining life of the patent agreement, which as of December 31, 2012 was approximately two and a half years.

As of December 31, 2012 and 2011, the unamortized portion of the license fee payment was reflected as follows: $300 is included in other receivables for both years and $450 and $750 are included in long-term assets, respectively.

In addition, Candela's agreement with the Regents called for a minimum annual royalty obligation of $500. Candela's royalty obligation was 3% up to a certain level ("Net Sale Rate") of net sales and 2% above the Net Sale Rate. On June 30, 2011 Candela signed on an amendment to the license agreementeffective July 1, 2011, that increased the minimum annual royalty obligation to $750 beginning in the calendar year 2012. According to the amendment the Net Sale Rate was increased.

 Royalty expenses and license fees were amounted to $2,683, $2,529 and $2,552 for the years ended December 31, 2012, 2011 and 2010, respectively. The royalty and the amortization of the annual license fee payment are recorded as part of cost of revenues.

3.
On September 16, 2011, Syneron Inc., Candela, and Syneron Medical Ltd. entered into a comprehensive settlement agreement with Palomar and Massachusetts General Hospital ending a patent disputes on mutually agreeable terms. According to the agreement, Palomar granted Syneron Inc. and its affiliates (including Syneron Medical Ltd. and Candela) a non-exclusive, royalty bearing license in the U.S. to Patents for consumer home-use lamp- based hair removal products. The Company will pay royalties to Palomar on sales of such products in the U.S. as follows: a 5% royalty up to a certain level of cumulative sales, then 6.5% up to another level of cumulative sales, and 7.5% on all cumulative sales thereafter. In addition, Palomar received a royalty-free license to certain Syneron Medical Ltd. and Candela patents.  As of December 31, 2012 the Company didn't record any payment or accrual in regard to the Palomar royalties.

b.	Leases:

The Company leases several facilities and automobiles under non-cancelable lease agreements. The facility leases can be adjusted for increases in maintenance and insurance costs above specified levels. In addition, certain facility leases contain escalation provisions based on certain inflationary indices. These operating leases expire in various years through fiscal year 2018. These leases may be renewed for periods ranging from one to five years.

The future minimum lease commitments of the Company under various non-cancelable operating lease agreements as of December 31, 2012, are as follows:

Year ended December 31,

2013	$4,892
2014	3,695
2015	2,681
2016	1,918
2017	458
2018	203

$13,847

Rent expenses amounted to $3,195, $2,968 and $3,391 for the years ended December 31, 2012, 2011 and 2010, respectively.

c.	Legal claims:

1.
An action against Syneron, Inc. was commenced in the U.S. on October 25, 2010 by a plaintiff related to alleged injury received while undergoing a procedure performed in January 2009 with a Triniti E-Max machine. Plaintiff alleges negligent misrepresentation, negligence, and product liability with respect to Syneron, Inc. and the "Triniti E-Max-Laser/facial laser treatment" and seeks $2,000 in damages. On December 2, 2010, Syneron, Inc. served its answer as well as cross claims against the codefendant doctor and physician's assistant. The codefendant doctor and physician's assistant have asserted cross-claims against Syneron, Inc., which Syneron, Inc. denied. The case remains pending and is in the discovery phase of litigation with most of the depositions completed. The Company assessed that contingent losses related with this case are only reasonably possible and the amount cannot be reasonably estimated, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

2.
On August 15, 2010, a former sales representative, sued the Company in Israel, for breach of employment agreement with the Company and demanding $1,500 (NIS 5,700,000). The Company filed its statement of defense rejecting the plaintiff's allegations in their entirety. After an initial preliminary hearing, the plaintiff subsequently filed an amended complaint pursuant to the court's order demanding $1,300 (NIS 4,800,000). Following the second preliminary hearing, the plaintiff consented to limit the claim to $800 (NIS 3,000,000). An additional evidentiary hearing is scheduled for May 27, 2013. In parallel to these proceedings, the parties agreed to a mediation process that is still ongoing. The Company assessed that contingent losses related with this case are only reasonably possible and the amount cannot be reasonably estimated, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

3.
On January 5, 2011, Mr. Avner Lior submitted an action for declaratory relief and a mandatory injunction in Haifa District Court to void a share purchase agreement between the plaintiff and the Company dated October 23, 2003 and to recover the shares he sold to the Company pursuant to that agreement. On July 5, 2011, a pre-trial hearing took place, and the parties accepted the court's proposal to transfer the dispute to mediation. The mediation process failed, and on April 29, 2012 the plaintiff filed an amended statement of claim seeking declaratory relief and monetary relief in the amount of approximately $ 3,831 (NIS 14,300,000)). Court sessions to hear the parties' witnesses were held during February 2013. Closing arguments will be heard on March 24, 2013. The Company assessed that contingent losses related with this case are only reasonably possible and the amount cannot be reasonably estimated, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

4.
On April 27, 2011, a lawsuit was filed by the Company's former French distributor, Delta Medical, for damages in the amount of approximately $3,559 (Euro 2,700,000) for lost earnings due to the termination of the distribution agreement. The Company filed its submissions for the defense claiming that, since there is an applicable arbitration clause in the distribution agreement, the Court of Commerce in Lille has no jurisdiction in the case.  The Court of Commerce ruled on April 26, 2012 that it has no jurisdiction to hear the case and Delta Medical's lawyer did not challenge the decision before the Court of Appeals. The Company assessed that contingent loss related to this claim is remote, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

5.
In November 2011, Estetitek S. de R.L. de C.V. (Estetitek), a Mexican distributor, filed a complaint with the arbitrator according to an arbitration clause in the distribution agreement entered into between the parties in 2006. Estetitek argues that Syneron breached the distribution agreement when it decided to cease selling products to Estetitek. Estetitek asks for compensation for the loss of profit caused to it by the failure to fulfill the distribution agreement in the amount of $1,700, and compensation for the damage to its reputation in the amount of $500. The Company is of the opinion that Estetitek's complaint is frivolous and that Estetitek has a debt to the Company in the sum of $400 for various Syneron equipment. On December 12, 2011, Estetitek's parent company, DDM, filed a claim with the arbitrator stating that Syneron's breach damaged DDM's reputation. On January 25, 2012, the arbitrator dismissed DDM's claim. On March 11, 2012, Syneron filed a statement of defense and a statement of claim against Estetitek. On the Company's motion, the arbitrator accepted the motion and ordered Estetitek to deposit $30 in favor of the Company's expenses. On October 3, 2012, the arbitrator rejected the Company's motion asking Estetitek to deposit money to insure that the arbitration verdict in favor of the company will be fulfilled. On December 3, 2012, the Company filed an answer to the statement of defense filed by Estetitek. The parties' written affidavits will be filed with the arbitrator in the next few months. The Company assessed that contingent losses related with this case are only reasonably possible and the amount cannot be reasonably estimated, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

6.
During 2010, Candela received correspondence from BioCell, L.P. claiming that it improperly terminated a distribution agreement with BioCell. BioCell claims damages in the amount of $400. Candela has issued a response contesting the claim of improper termination and any resulting damages. The Company assessed contingent losses related to this claim and recorded $50 for the loss contingencies.

7.
A claim was brought against the Company's subsidiary, Candela, by Tout Pour le Laser (TPL), seeking damages and legal fees in the amount of $2,900 (Euro 2,300,000) for public denigration, unfair competition and economic parasitism. On June 15, 2012, the Court rejected TPL's claim and ordered TPL to pay Candela's legal expenses in the amount of Euro 2,000.  TPL did not appeal the judgment and paid Candela's legal expenses.

8.
On July 26, 2010, Syneron filed a lawsuit against Viora Inc., Viora Ltd., Danny Erez, Yosef Luzon (the main shareholders of Viora), Gal Blecher (an employee of Viora), Formatek Systems Ltd. and Ester Toledano (a shareholder of Formatek) alleging that Viora, Formatek and others copied Syneron's VelaShape device by contacting three former Syneron employees who were involved in the development of the Vela product line at Syneron. Syneron, which claims that various VelaShape components were used in Viora's machine, (called Reaction), is suing for misappropriation of trade secrets and infringement. Syneron is seeking the following remedies, among others: (i) permanent injunction prohibiting manufacturing, exporting, importing, marketing and making any other use (including servicing) of the Reaction; (ii) injunction to refrain from using Syneron's intellectual property and commercial secrets; and (iii) monetary compensation in the amount of $2,600 (the Company has reserved the right to revise this amount).  The parties submitted testimony declarations and expert opinions, and court sessions to take witness testimony are scheduled for October-November 2013.

9.
From time to time, the Company is party to various legal proceedings incidental to its business. The Company has accrued a total amount of $325 which it deems sufficient to cover probable losses from legal proceedings and threatened litigation. The Company does not believe that it has at this time un-asserted claims that are probable of being asserted.  In addition, the Company believes that none of the legal proceedings, if adversely decided against the Company, will have a material adverse effect upon the Company's financial position, results of operations, or liquidity. While the Company believes that the likelihood of loss in each of the disclosed proceedings is reasonably possible, the possibility of loss or range of loss for each matter is not estimable. During the year ended December 31, 2012 the Company settled various legal claims and paid an amount of $140.

EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY [Abstract]
EQUITY
NOTE 16:-        EQUITY

a.	Share capital:

1.	Ordinary shares confer upon their holders voting rights, the right to receive dividends and the right to share in equity upon liquidation of the Company.

2.
Certain of the Company's officers, directors and major shareholders that hold ordinary shares have the right to require the Company, on not more than one occasion, to file a registration statement on the appropriate form under the Securities Act in order to register the resale of their ordinary shares.

b.	Syneron's option plan:

In 2004, Syneron adopted the 2004 Israel Stock Option Plan (for Israeli residents) and the 2004 Incentive Stock Option Plan (for the United States, Canada and the rest of the world) (collectively the 2004 Plans). The number of options approved under the 2004 Plans was 2,000,000 options, increasing annually according to the evergreen provision included in each of the 2004 Plans. The evergreen provision calls for the annual increase by the lesser of 2,000,000 options or 3% of the share capital, provided however that the Board of Directors may at its sole discretion decrease, at any given year, the increase of the number of options to whatever number it sees fit.

As of December 31, 2012, options to purchase 3,929,934 ordinary shares were available for grant under the 2004 Plans.

Under the 2004 Plans, options are granted to employees, officers, directors and consultants at an exercise price equal to at least the fair market value at the date of grant and are granted for periods not to exceed seven years. Options granted under the 2004 Plans generally vest over a period of three to four years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. In addition to granting stock options, the Company started to routinely grant Restricted Stock Units (RSUs) under the 2004 Plans. RSUs usually vest over a period of employment of up to four years. Upon vesting, the RSU beneficiary is entitled to receive a share per one RSU for no consideration ($0.01 per share). RSUs that are cancelled or forfeited become available for future grants.

c.
Candela's option plan:

As of December 31, 2012, there were 591,489 outstanding options and stock appreciation rights (SARs), granted under Candela Awards. Each option or SAR granted under this plan expires on the date specified by the compensation committee of Candela, but not more than 10 years from the date of grant.

SARs provide the holder the right to receive an amount, payable in stock, cash or in any combination of these, as specified by a Committee established by the Board of Directors, equal to the excess of the market value of Candela's common shares on the date of exercise over the grant price at the time of the grant. No SARs or options were granted during 2012 from Candela option plan.

d.         Syneron Beauty option plan:

On June 17, 2011, the Board of Directors of Syneron Beauty adopted the 2011 Equity Incentive Plan pursuant to which employees, directors, and consultants may receive stock options exercisable into either shares of Syneron Beauty or shares of the Company, if certain conditions are met.  The terms of the options granted under the plan, including vesting provisions, shall be determined by the administrator of the plan.  The exercise price of each option shall generally be the fair market value of Syneron Beauty on the date of the grant as determined by an independent valuation.  All options shall expire 10 years from the date of grant.   In addition, holders of Syneron Beauty options may elect to receive, upon exercise of the options, shares of the Company rather than shares of Syneron Beauty, subject to the approval of the administrator of the Plan, so long as there has been no initial public offering of Syneron Beauty and so long as Syneron Beauty remains wholly-owned by the Company (except for any underlying shares granted or to be issued upon exercise of options granted in accordance with the Plan). The election may be made for all or a portion of the options which have vested and are exercisable on the date of the election.  Upon such election, the number of shares of the Company to be issued will be calculated based on the then-current fair market value of the underlying shares of Syneron Beauty subject to election (minus the applicable exercise price) divided by the average of the closing price of the Company's shares during the 30 trading days immediately preceding the date of such election.  In addition, the administrator of the Plan shall not approve any election to receive shares of the Company unless the Company's shares are listed on an established stock exchange or national market system.  As of December 31, 2012, there were 13,100 options granted under the plan and no shares available or reserved for future issuance under the plan.

e.         Light Instruments Ltd. option plan:

January 2, 2012, the Board of Directors of Light Instruments Ltd. adopted the 2011 Share Option Plan pursuant to which employees ; officers, directors, and consultants may receive stock options exercisable into either shares of Light Instruments Ltd. or shares of the Company, if certain conditions are met.  The terms of the options granted under the plan, including the exercise price and vesting provisions, shall be determined by the administrator of the plan.  All options shall expire 10 years from the date of grant.   In addition, holders of Light Instruments options may elect to receive, upon exercise of the options, shares of the Company rather than shares of Light Instruments, subject to the approval of the administrator of the Plan, so long as there has been no initial public offering of Light Instruments and so long as Light Instruments remains wholly-owned by the Company (except for any underlying shares granted or to be issued upon exercise of options granted in accordance with the Plan).  The election may be made for all or a portion of the options which have vested and are exercisable on the date of the election.  Upon such election, the number of shares of the Company to be issued will be calculated based on the then-current fair market value of the underlying shares of Light Instruments subject to election (minus the applicable exercise price), as determined in good faith by the plan administrator, divided by the average of the closing price of the Company's shares during the 30 trading days immediately preceding the date of such election.  In addition, the administrator of the Plan shall not approve any election to receive shares of the Company unless the Company's shares are listed on an established stock exchange or national market system.  As of December 31, 2012, there were 162,637 options granted under the plan and 248,060 shares available or reserved for future issuance under the plan.

f.
The following is a summary of activities relating to the Company's stock options and SAR's (excluding Syneron Beauty and Light Instruments options) granted to employees and directors among the Company's various plans during the year ended December 31, 2012:

			Aggregate
		Weighted	intrinsic
	Number of options	average exercise price	value (in thousands)

Outstanding at beginning of year	3,467,464	$13.35	-

Granted	1,602,502	$10.08	-

Exercised	(261,309)	$7.79	-

Forfeited	(441,760)	$11.74	-

Outstanding at end of year	4,366,897	$12.65	$1,674

Exercisable options at end of year	2,282,678	$14.71	$1,583

Vested and expected to vest	4,149,087	$12.76	$1,650

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2011 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included below represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amounts changes based on the fair market value of the Company's ordinary shares.

The following table summarizes the RSUs activity for the year ended December 31, 2012:

		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2012	29,558	$9.53
Granted	25,000	$11.15
Vested	(43,891)	$10.63
Forfeited	(395)	$10.39

Non-vested at December 31	10,272	$10.71

The fair value of non-vested RSUs is determined based on the closing trading price of the Company's shares on the grant date. The weighted-average grant-date fair value of RSUs granted during the years 2012, 2011 and 2010, was $11.15, and, $9.16, and $10.27, respectively.

The total fair value of RSU's vested during the year ended December 31, 2012 was $466.

Aggregate intrinsic value, at the date of exercise, of options, SAR's and RSU's that were exercised during the years ended on December 31, 2012, 2011 and 2010 was $901, $4,001 and $2,049, respectively.

The options and SAR's outstanding as of December 31, 2012, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	88,441	6.03	$1.41	88,441	6.03	$1.41
$4.81	47,534	6.42	$4.81	47,534	6.42	$4.81
$7.25-11.31	3,035,302	5.36	$9.48	1,302,807	4.24	$8.91
$12.09-14.74	665,895	5.43	$13.19	314,171	5.30	$13.66
$16.05-52.67	529,725	1.70	$32.69	529,725	1.70	$32.69

$1.41-52.67	4,366,897	4.95	$12.65	2,282,678	3.91	$14.71

The weighted average fair values of options granted (including those granted to non-employees but excluding RSUs) during the years ended December 31, 2012, 2011 and 2010 were:

	Year ended December 31,
	2012	2011	2010

Weighted average exercise prices	$10.08	$11.09	$10.51

Weighted average fair value on grant date	$3.94	$4.97	$5.40

The weighted average estimated fair value of employee stock options granted during the years ended December 31, 2012, 2011 and 2010 was calculated using the binomial model with the following weighted-average assumptions:

	Year ended December 31,
	2012	2011	2010

Volatility	42%	52%	57%
Risk-free interest rate	0.75%	2.07%	2.76%
Dividend yield	0%	0%	0%
Post-vesting cancellation rate *)	9.5%	7%	7%
Suboptimal exercise factor **)	2.0	2.5	2.8
Expected life (in years)	4.84	5.53	5.30

*)	The post-vest cancellation rate was calculated on a monthly basis and is presented on an annual basis.
**)	The ratio of the stock price to strike price at the time of exercise of the option.

Volatility is based on the historical volatility of the Company ordinary share, for a period equal to the stock options excepted life.

The risk-free interest rate assumption is based on observed interest rates appropriate for the term of the Company's employee stock options.

The Company is required to assume a dividend yield as an input in the binomial model. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to substantial change in the future.

The expected life of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is a derived output of the binomial model. The expected life of employee stock options is impacted by all of the underlying assumptions used in the Company's model.

The binomial model assumes that employees' exercise behavior is a function of the option's remaining contractual life and the extent to which the option is in-the-money (i.e., the average stock price during the period is above the strike price of the stock option). The binomial model estimates the probability of exercise as a function of these two variables based on the history of exercises and factors in also the post-vesting termination rate of employees, as termination triggers the truncation of employee awards shortly thereafter.

As equity-based compensation expense recognized in the consolidated statement of operations is based on awards ultimately expected to vest, it should be reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The total equity-based compensation expense recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$205	$40	$28
Research and development	616	726	808
Sales and marketing	1,257	1,058	809
General and administrative	2,656	1,576	1,551

Total equity-based compensation expense before taxes	$4,734	$3,400	$3,196

As of December 31, 2012, there was $7,109 of total unrecognized stock-based compensation cost related to non-vested stock-based compensation granted under the Company's stock option plans. That cost is expected to be recognized over a weighted average period of 1.32 years.

f.	Dividends:

The Company has never paid cash dividends to shareholders. The Company intends to retain future earnings for use in its business and does not anticipate paying cash dividends on its shares in the foreseeable future. Any future dividend policy will be determined by the Board of Directors and will be based upon conditions then existing, including results of operations, financial condition, current and anticipated cash needs, contractual restrictions, potential tax implication and other conditions as the Board of Directors may deem relevant. In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars subject to any statutory limitations.

OTHER EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2012
OTHER EXPENSES (INCOME), NET [Abstract]
OTHER EXPENSES (INCOME), NET
NOTE 17:- OTHER EXPENSES (INCOME), NET

	Year ended December 31,
	2012	2011	2010

Legal settlement (*)	$-	$31,000	$-
Bargain purchase price related to the acquisition of Candela (see also Note 1b6)	-	-	(8,525)
Impairment of intangibles assets (see also Note 9)	3,370	123	1,319
Impairment of goodwill (see also Note 2m)	450	-	-
Reevaluation of contingent consideration (see also Notes 1g, 1j and 4)	(1,836)	(8,830)	1,625
Impairment of investment in an affiliated company (**)(see also Note 7)	200	9,387	850
Other	105	528	193

Total	$2,289	$32,208	$(4,538)

(*)
On September 16, 2011, Syneron Inc., Candela, and Syneron Medical Ltd. entered into a comprehensive settlement agreement with Palomar and Massachusetts General Hospital ending the patent disputes on mutually agreeable terms. The comprehensive settlement agreement includes two Non-Exclusive Patent Licenses. Under the first agreement, Palomar granted Syneron Inc. and its Affiliates (including Syneron Medical Ltd. and Candela) a non-exclusive, worldwide, fully paid-up, and irrevocable license to the '568 and '844 Patents and foreign counterparts for their professional laser and lamp-based hair removal systems. Pursuant to this agreement, the Company paid Palomar $31,000, and Palomar received a royalty free license to certain Candela patents. Under the second agreement royalties will be paid according to certain levels of sales (refer to Note 15 a.3).

(**)
On November 22, 2010, the Company entered into an exclusive supply agreement ("the agreement") with an existing customer of the Company ("the customer"). In connection with such agreement, the Company invested $9,169 in exchange for preferred units which constitute an immaterial percentage of the customer's equity. The Company recorded the fair value of the preferred units received as part of the investments in affiliated companies and the fair value of the exclusive supply right in the amount of $1,400 was recorded as part of the intangible assets based on its fair value as was calculated by a third party appraisal. On October 5, 2011, the Company invested in this customer an additional $3,200 in exchange for additional preferred units. In December 2011, this customer filed for bankruptcy under protection of Chapter 11 of the U.S. Bankruptcy Code from which it emerged at the end of January 2012. The Company expects to continue doing business under a new exclusive supply agreement concluded with this customer under its new ownership. During 2011, the Company wrote off $9,387, reflecting losses related to the Company's investment in this customer.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 18:-        INCOME TAXES

a.	Israeli taxation:

1.	Corporate tax rate: Israeli corporate tax rate in 2010, 2011 and 2012 was 25%, 24% and 25%, respectively.

2.
Measurement of taxable income:

On February 26, 2008, the Israeli Parliament enacted the Income Tax Law (Inflationary Adjustments) (Amendment 20) (Restriction of Effective Period), 2008 (Inflationary Adjustments Amendment). In accordance with the Inflationary Adjustments Amendment, the effective period of the Inflationary Adjustments Law will cease at the end of the 2007 tax year, and as of the 2008 tax year, the provisions of the Law shall no longer apply, other than the transitional provisions intended at preventing distortions in the tax calculations. In accordance with the Inflationary Adjustments Amendment, commencing with the 2008 tax year, income for tax purposes will no longer be adjusted to a real (net of inflation) measurement basis.  Furthermore, the depreciation of inflation immune assets and carried forward tax losses will no longer be linked to the Israeli Consumer Price Index.

In accordance with ASC 740, the Company has not provided deferred income taxes on the above difference between the reporting currency and the tax basis of assets and liabilities.

3.
Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, the Company is entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

4.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (Law):

The Law empowers the Israeli Investment Center to grant Approved Enterprise status to capital investments in production facilities that meet certain relevant criteria (Approved Enterprise) specified by the Law and the regulations published thereunder. The tax benefits derived from any Approved Enterprise relate only to taxable income attributable to the specific program of investment to which the status was granted.

On April 1, 2005, an amendment to the Law came into effect (Amendment) and has significantly changed the provisions of the Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's income will be derived from export.

Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

In addition, the Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment. Following the Amendment to the Law, it was clarified that tax-exempt income generated under the provisions of the Law, pursuant to the Amendment, as part of a new Privileged Enterprise, will subject the Company to taxes upon distribution or liquidation.

The Company has been granted the status of "Approved Enterprise", under the Law, for an eligible investment program in 2002 (i.e., Erection Program), and the status of "Privileged Enterprise" according to the Amendment to the Law, for eligible investments in 2005, 2007 and 2009 (Programs).

In accordance with the Law the Company has chosen to enjoy an "alternative benefits track" status. Accordingly, Syneron Medical Ltd.'s income attributed to the Programs is exempt from taxes on income derived therefrom for a period of 10 years starting in the year in which the Company first generates taxable income.

As an "Approved Enterprise" and a "Privileged Enterprise" of the Company in Israel, we are partly exempt from taxes on income derived from our "Approved Enterprise" and "Privileged Enterprise," and we are obligated to pay taxes on income from other sources, which are not integral to our "Approved Enterprise" and "Privileged Enterprise".

In addition, it should be noted that some Israeli subsidiaries have a "Privileged Enterprise" status and are exempt from taxes on income derived from our "Privileged Enterprise". The tax consequences of such status are not significant to the Company.

Out of the Company's retained earnings as of December 31, 2012, approximately $151,336 is tax-exempt earnings attributable to its Approved Enterprise programs and $70,516 is tax-exempt earnings attributable to its Privileged Enterprise program. The tax-exempt income attributable to the Approved and Privileged Enterprise cannot be distributed to shareholders without subjecting the Company to taxes. If dividends are distributed out of tax-exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the approved enterprise in the year in which the income was earned, as if it was not under the "alternative benefits track" (tax at the rate of 10%-25%). Under the Law, tax-exempt income generated under the Approved or Privileged Enterprise status will be taxed upon dividend distribution or complete liquidation, whereas in accordance with the Law, tax exempt income generated under the Approved Enterprise status will be taxed upon dividend distribution.

As of December 31, 2012, if the income attributed to the Approved Enterprise is distributed as a dividend, the Company will incur a tax liability of approximately up to $23,247 (tax at the rate of 10%-25%). If income attributed to the Privileged Enterprise is distributed as a dividend, including upon liquidation, the Company will incur a tax liability in the amount of approximately up to $7,052 (tax at the rate of 10%-25%). These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as a dividend. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved and Privileged Enterprise programs as the undistributed tax-exempt income is essentially permanent in duration.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law, regulations published thereunder and the certificates of approval for the specific investments in Approved Enterprises.

Should the Company fail to meet such requirements in the future, income attributable to its Programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such program. The Company's management believes that the Company is meeting the aforementioned conditions.

Income from sources other than the "Approved Enterprise" and/or "Privileged Enterprise" is subject to tax at regular Israeli corporate tax rate of 25%.

On January 2, 2011, new legislation amending the Law was adopted (Amendment No. 68). Under the Amendment No. 68, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current Law's incentives, which are limited to income from Approved or privileged Enterprises during their benefits period. Under Amendment No. 68, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of Amendment No. 68, the Company may elect to irrevocably implement the new legislation while waiving benefits provided under  the Approved Enterprise and/or the Privileged Enterprise, or to remain subject to the to the legislation prior to Amendment No. 68. Changing from the current Law to the new Law is permitted at any time. The Company does not expect the new Law to have a material effect on the tax payable on its Israeli operations in the foreseeable future.

On November 5, 2012 the Knesset passed Amendment No. 69 and Temporary Order to the Law for the Encouragement of Capital Investments - 1959 (Temporary Order), which offers a reduced tax rate arrangement to companies that received an exemption from corporate tax under the aforesaid law. The Temporary Order provides that companies that choose to apply the Temporary Order (effective for one year), will be entitled to a reduced tax rate on the "release" of exempt profits (Beneficiary Corporate Tax Rate). The release of exempt profits will make it possible to distribute them without additional tax at the company level and will also make it possible to use the profits without the restrictions that applied to the use of the exempt profits.

The Beneficiary Corporate Tax Rate will be determined according to the rate of exempt profits the company chooses to release from its entire exempt profits, and will be between 40% and 70% of the corporate tax rate that would have applied to the revenue in the year it was produced if it had not been exempt, but in any event no less than 6%. Furthermore, a company that chooses to pay a beneficiary corporate tax rate will have to invest in an industrial enterprise up to 50% of the tax saving it obtained, within a period of five years beginning from the year of notice. Failure to comply with this condition will require the company to pay additional corporate tax.

The Company is still examining whether to apply the Temporary Order and as at the date of approval of the financial statements it has not yet decided on the matter.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed based on tax laws in their respective jurisdictions. The Corporate income tax rate of significant jurisdictions are as follows:

Tax Rate
Australia	30%
Canada (*)	15%
Germany	28%
Hong Kong	16.5%
Japan	39.6%
Spain	30%
United States (*)	35%

(*) Federal

c.	Deferred taxes:

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Net operating loss carryforward of subsidiaries	$50,525	$43,158
Tax credits	3,080	2,565
Share-based compensation costs	2,487	2,445
Company's capital losses carryforward (1)	15,630	11,283
Bad debt reserve	831	790
Deferred revenues	1,907	2,130
Accrued warranty reserve	103	893
Accrued Severance	-	545
Intangible Assets - Patents	1,200	1,372
Other temporary differences	3,010	2,653

Total deferred tax asset before valuation allowance	78,773	67,834
Valuation allowance	(52,530)	(50,630)

Total deferred tax asset	26,243	17,204

Intangible assets acquired	(7,682)	(10,707)

Total deferred tax liability	(7,682)	(10,707)

Net deferred tax asset (2)	$18,561	$6,497

(1)	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.

(2)	Net deferred tax asset (liability) is recorded in the following balance sheet line items:

	December 31,
	2012	2011

Other receivables	$3,266	$1,619

Deferred tax assets	18,390	10,060
Deferred tax liability	(3,095)	(5,182)

Net deferred tax asset	$18,561	$6,497

At December 31, 2012, the Company's U.S. subsidiaries had cumulative net operating losses (NOL) for US federal and state income tax return purposes of $88,498 and $63,985, respectively. The federal NOL carryforwards expire between 2025 and 2031. The state NOL carryforwards begin to expire in 2015. The federal and state NOL carryforwards for tax return purposes are $4,696 greater than their NOL for financial reporting purposes due to unrecognized tax benefits and excess tax benefits. Excess tax benefits related to option exercises cannot be recognized until realized through a reduction of current taxes payable.

Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of NOL's is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period.  The annual limitations may result in the expiration of losses before utilization.

The Company has available  Israeli carryforward capital tax loss of $42,396 and $42,914 in 2012 and 2011, respectively. The Company's Israeli subsidiaries have an available carryforward net operating tax loss of $71,650 and $19,077 in 2012 and 2011, respectively to offset against future tax profits for an indefinite period.

Changes in tax laws and rates may affect recorded deferred tax assets and liabilities and the Company's effective tax rate in the future. The American Taxpayer Relief Act of 2012 (Act) was signed into law on January 2, 2013. Because a change in tax law is accounted for in the period of enactment, certain provisions of the Act benefiting the Company's 2012 U.S. federal taxes, including the research and experimentation credit, cannot be recognized in the Company's 2012 financial results and instead will be reflected in the Company's 2013 financial results. The Company will account for the R&D credit for 2012 as a discrete item in the 2013 first quarter tax provision.

At December 31, 2012, the Company's U.S. subsidiaries had available federal research and development (R&D) tax credit carryforwards of approximately $1,604 expiring between 2026 and 2031, capital loss carryforwards of $13,444 expiring between 2013 and 2017, and minimum tax credits of approximately $623 with an unlimited carryforward period. The Company also had available state R&D tax credits of approximately $850. Federal and state R&D credit carryforwards for tax return purposes are $586 greater than their federal and state R&D credit carryforwards for financial reporting purposes due to unrecognized tax benefits.

ASC 740 requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluated the net deferred tax assets for each separate tax entity.  For certain entities, the Company concluded that it is not more likely than not that the net deferred tax assets will be realized and a valuation allowance has been recorded against these assets. Based on a consideration of these factors, the Company has established a valuation allowance of $52,530 and $50,630 at December 31, 2012 and 2011, respectively. The Company's U.S. subsidiary recorded a valuation allowance release of $15,027 on the basis of management's reassessment of the amount of its deferred tax assets that are more likely than not to be realized.  The Company's estimate of future book-taxable income considers all available evidence, both positive and negative, about its operating businesses and investments, included an aggregation of individual projections for each significant operating business and investment, estimated apportionment factors for state and local taxing jurisdictions and included all future years that the Company estimated it would have available net operating loss carryforwards ("NOLs").

For other entities, the Company has determined that the positive evidence outweighs the negative evidence for other deferred tax assets and concluded that these deferred tax assets are realizable on a "more likely than not" basis. This determination was based on many factors, including the following:  (i) the net temporary differences resulting in the deferred tax assets and in the deferred tax liabilities are expected to reverse in similar time periods; (ii) the history of utilizing tax benefits, (iii) certain significant costs that are not expected to occur in future periods, and (iv) expected future results of operations.

No amount for income tax has been provided on undistributed earnings of the Company's foreign subsidiaries because the Company considers the approximate $10,282 of accumulated foreign earnings to be indefinitely reinvested. The Company expects existing domestic cash and short-term investments and cash flows from operations to continue to be sufficient to fund the operating activities and cash commitments for investing and financing activities, and capital expenditures, for at least the next 12 months and thereafter for the foreseeable future. Determination of the amount of income tax liability that would be incurred is not practicable.

d.        Tax contingencies for unrecognized tax benefits:

The changes to unrecognized tax benefits from January 1, 2011 through December 31, 2012, were as follows:

Gross tax liabilities at January 1, 2011	$7,846

Additions based on tax positions related to the current year	1,171
Additions for tax positions of prior years	497
Reductions due to settlements with tax authorities	(627)
Reductions for positions of prior years	(25)

Gross tax liabilities at December 31, 2011	8,862

Additions based on tax positions related to the current year	6,917

Reductions for positions of prior years	(960)

Gross tax liabilities at December 31, 2012	$14,819

Included in the balance of tax contingencies for uncertain tax positions at December 31, 2012 was approximately $14,819 of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate. The unrecognized tax benefits and interest are recorded in net deferred taxes assets and long-term obligations on the balance sheet.

The liability for unrecognized tax benefits as of December 31, 2012 and 2011 included accrued interest of $158 and $200, respectively.

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. The associated tax filings remain subject to examination by applicable tax authorities for a certain length of time following the tax year to which those filings relate. The following describes the open tax years, by major tax jurisdiction, as of December 31, 2012:

Israel	-	2007 - present
United States	-	2009 - present
Australia	-	2008 - present
Germany	-	2008 - present
Canada	-	2008 - present
Japan	-	2009 - present
Spain	-	2008 - present

e.	Loss before taxes on income:

	Year ended December 31,
	2012	2011	2010

Domestic	$(21,890)	$(24,353)	$(23,116)
Foreign	15,047	(23,453)	(9,329)

	$(6,843)	$(47,806)	$(32,445)

f.	Taxes on income:

	Year ended December 31,
	2012	2011	2010
Current taxes:
Domestic	$6,782	$592	$(2,414)
Foreign	780	3,531	643

	7,562	4,123	(1,771)
Deferred taxes:
Domestic	(207)	(153)	(198)
Foreign	(11,857)	(26)	(3,141)

	(12,064)	(179)	(3,339)

Taxes on income (tax benefit)	$(4,502)	$3,944	$(5,110)

g.	The reconciliation from the federal statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2012	2011	2010

Loss before taxes on income	$(6,843)	$(47,806)	$(32,445)

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	$(1,711)	$(11,473)	$(8,111)
Increase in taxes resulting from "Approved/Privileged Enterprise" benefits	-	3,625	4,987
Difference in basis of measurement for tax purpose	2,984	(947)	452
Change in valuation allowance, net	(12,176)	19,151	(208)
Non-deductible stock-based compensation	122	511	471
Non-deductible expenses	257	(1,759)	1,256
State deferred taxes	(400)	(492)	(129)
Bargain purchase price	-	-	(3,101)
Increase in taxes resulting from tax settlement with tax authorities	-	697	-
Difference in tax rates	4,118	(3,161)	(933)
Tax contingencies	5,929	554	-
Return to provision	(3,449)	(2,915)	-
Pre-paid taxes	-	1,001	-

Others	(176)	(848)	206

Actual tax expense (benefit)	$(4,502)	$3,944	$(5,110)

FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 19:-        FINANCIAL INCOME, NET

	Year ended December 31,
	2012	2011	2010
Income:

Interest on cash equivalents	$48	$82	$27
Gain and interest on available-for-sale marketable securities	758	1,607	1,884
Interest on bank deposits	681	189	-

Expenses:

Interest on short-term credit and bank commissions	(272)	(274)	(331)
Loss on available-for-sale marketable securities	-	(42)	(380)
Impairment of investments in marketable securities	-	-	(119)
Foreign currency translation adjustments, net	(290)	(547)	(364)

	$925	$1,015	$717

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
NOTE 20:-        SEGMENT REPORTING

a.	General:

The Company's segment information has been prepared in accordance with ASC 280, "Segment Reporting." Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the Company's chief operating decision-maker (CODM) in deciding how to allocate resources and assess performance. The Company's CODM is a combination of both its Chief Executive Officer and its Chief Financial Officer, who evaluates the Company's performance and allocates resources based on segment revenues and operating loss.

b.	The CODM evaluates the financial information under two reportable segments in accordance with ASC 280. The Company's operating segments are as follows:

1.
Professional Aesthetic Devices (PAD), in which the Company engaged in research, development marketing and sales of aesthetic medical equipment for the treatment of body and face for dermatologists, plastic surgeons and other qualified practitioners worldwide (professional market).

2.
Emerging Business Units (EBU), includes Syneron Beauty, RBT, Light Instruments and Fluorinex products. The Company provides these products in various countries throughout North America, Europe, Israel and Asia Pacific.

c.	Financial data relating to reportable operating segments:

The following financial information is the information that management uses for analyzing its results. The Company presents the segment information based on its reporting business units.

Segment operating loss is defined as loss from operations. Expenses included in segment operating loss consist principally of cost of revenues, selling and marketing costs, general and administrative costs and research and development costs.

The tables below present financial information for the Company's two reportable segments:

	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	236,516	27,106	263,622
Operating income (loss)	7,802	(15,570)	(7,768)
Financial income (expenses), net	1,199	(274)	925
Income (loss) before taxes on income	9,001	(15,844)	(6,843)
Segment goodwill	14,935	10,284	25,219
Segment identifiable assets	270,420	23,459	293,879

	Year ended December 31, 2011
	PAD	EBU	Total

Revenues from external customers	$208,280	$20,041	$228,321
Operating loss	(31,422)	(17,434)	(48,856)
Financial income (expenses), net	1,226	(211)	1,015
Other income	35	-	35
Loss before taxes on income	(30,161)	(17,645)	(47,806)
Segment goodwill	8,206	10,661	18,867
Segment identifiable assets	$284,198	$19,946	$304,144

	Year ended December 31, 2010
	PAD	EBU	Total

Revenues from external customers	$185,601	$3,927	$189,528
Operating loss	(26,537)	(6,865)	(33,402)
Financial income (expenses), net	813	(96)	717
Other income	240	-	240
Loss before taxes on income	(25,484)	(6,961)	(32,445)
Segment goodwill	8,206	10,373	18,579
Segment identifiable assets	$350,904	$3,793	$354,697

d.	Financial data relating to geographic areas:

The Company's total revenues are attributed to geographic areas based on the location of the end customer.

The following table presents total revenues and long lived assets for the years ended December 31, 2012, 2011 and 2010. Other than as shown, no foreign country contributed materially to revenues or long-lived assets for these periods.

	2012		2011		2010
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$93,247	$3,467	$78,525	$1,924	$66,123	$1,808
Europe and Middle East (excluding Israel)	86,436	399	78,182	345	58,348	145
Asia Pacific	41,423	95	30,489	122	25,888	48
Japan	30,816	17	29,572	22	27,604	24
Israel	3,924	2,170	5,050	1,742	1,318	2,004
Others	7,776	-	6,503	-	10,247	-

	$263,622	$6,148	$228,321	$4,155	$189,528	$4,029

e.	Significant customers:

No major customer accounted for more than 10% of the Company's consolidated revenues for the years ended December 31, 2012, 2011 and 2010.

NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
LOSS PER SHARE
NOTE 21:-        NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2012	2011	2010
Numerator:

Net loss attributable to Syneron's shareholders	$(1,343)	$(50,795)	$(25,426)

Denominator:

Total weighted average number of shares outstanding used in computing basic and diluted net loss per share	35,474,693	35,158,191	34,369,105

Basic and diluted net loss per share	$(0.04)	$(1.44)	$(0.74)

Anti-dilutive securities:

The following numbers of shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2012	2011	2010

Ordinary shares	4,513,130	3,603,423	3,811,838

DISCLOSURE ON RELATED PARTIES TRANSACTION	12 Months Ended
Dec. 31, 2012
Disclosure on related parties transactions [Abstract]
Disclosure on related parties transactions
NOTE 22:-	DISCLOSURE ON RELATED PARTIES TRANSACTION

The Company Chairman of the Board, Shimon Eckhouse, previously owned 9.85% of the issued and outstanding shares of RBT and, until February 29, 2012, served as chairman of the board of directors of RBT. Together with other RBT shareholders, Shimon Eckhouse sold his holdings in RBT to the Company on May 30, 2012 in consideration of his pro-rata share of: (i) an initial purchase price of $5,000, (ii) an additional $5,000 to be paid on May 30, 2013, (iii) certain milestone payments in the aggregate amount equal to $15,240, (iv) the repayment of certain loan amounts provided by RBT to certain of its shareholders,  and (v) the payment of 2.019% of annual net sales generated by RBT intellectual properties for an unlimited period.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates:
Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Financial statements in U.S. dollars:
Financial statements in U.S. dollars:

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar (dollar or $) as the revenues and a substantial portion of the costs are incurred in dollars.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters" (ASC 830). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The functional currency of the remaining subsidiaries and associates in most instances is their relevant local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year in accordance with ASC 830. Differences resulting from translation are presented as a separate component, under accumulated other comprehensive income (loss) in changes in equity.

Principles of consolidation:
Principles of consolidation:

The consolidated financial statements include the accounts of Syneron Medical Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity (APIC) which is based on ASC 810.

Cash and cash equivalents:
Cash and cash equivalents:

Cash and cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

Short-term bank deposits:
Short-term bank deposits:

Short term bank deposits are deposits with original maturities of more than three months but less than one year. Deposits are presented at their cost including accrued interest. Interest on deposits is recorded as financial income. As of December 31, 2012 and 2011, the Company held short-term interest bearing deposits in the amount of $20,520 and $23,771, respectively, with a weighted average interest of 1.59% and 2.23%, respectively.

Marketable securities:
Marketable securities:

The Company classifies all of its marketable securities as available-for-sale securities in accordance with ASC 320, "Investment in Debt and Equity Securities". Such marketable securities consist primarily of U.S. government treasury bonds, U.S. agencies and government guaranteed debts and corporate bonds which are stated at fair value. Unrealized gains and losses are comprised of the difference between fair value and amortized costs of such securities and are reflected as "accumulated other comprehensive income (loss)" in changes in equity. Realized gains and losses on marketable securities are included in earnings, under financial income, net.

The Company applied FASB ASC 320-10 which requires the Other-Than-Temporary Impairment (OTTI) for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors. The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for OTTI, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not that it will be required to sell, the investment before recovery of the investment's amortized cost basis.

The Company used a discounted cash flow analysis to determine the portion of the impairment that relates to the credit loss. To the extent that the net present value of the estimate of the present value of cash flows expected to be collected from the debt security discounted at the effective interest rate implicit in the security at the date of acquisition is less than the amortized cost basis of the security, the difference is considered credit loss and is recorded through earnings. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the year ended 2012 and 2011, were not OTTI. For the year ended December 31, 2010, the Company recognized credit loss in earnings on certain investments in Auction Rate securities (ARS) in the total amount of $119.

Derivatives and hedging activities:
Derivatives and hedging activities:

The Company implemented the requirements of ASC No. 815, "Derivatives and Hedging" which requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualified as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.  Due to the Company's global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business. The Company's policy allows it to offset the risks associated with the effects of certain foreign currency exposures through the purchase of foreign exchange forward or option contracts (Hedging Contracts).

The policy prohibits the Company from speculating on such Hedging Contracts for profit. To protect against the increase in value of forecasted foreign currency cash flow resulting from salaries paid in New Israeli Shekels (NIS) during the year and for certain forecasted revenue transactions in currencies other than the U.S. dollar, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of the anticipated payroll of its Israeli employees denominated in NIS or revenues anticipated in currencies other than the U.S. dollar for a period of one to 12 months with Hedging Contracts.  Accordingly, when the dollar strengthens against the NIS, the decline in present value of future foreign currency expenses is offset by losses in the fair value of the Hedging Contracts.  Conversely, when the dollar weakens, the increase in the present value of future foreign currency expenses is offset by gains in the fair value of the Hedging Contracts.  These Hedging Contracts are designated and qualify as cash flow hedges in both 2012 and 2011.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.  Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change. As of December 31, 2012 and 2011, the Company had outstanding forward contracts with a notional amount of $3,419 and $3,036, respectively, and outstanding option contracts with a notional amount of $4,790 and $3,870, respectively.

Other derivative instruments that are designated and qualified as fair value hedging instruments consist of forward contracts that the Company uses to hedge monetary assets denominated in NIS. As of December 31, 2012 and 2011, the notional principal amount of the Hedging Contracts to sell U.S. dollars held by the Company was $0 and $15,000, respectively.

For derivative instruments that are not designated and qualify as hedging instruments (the ineffective portion), the gain or loss on those derivative instruments is recorded in to earning.

Inventories:
Inventories:
Inventories are stated at the lower of cost or market value. Inventory write-offs are provided for slow-moving items.
Property and equipment, net:
Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture, equipment	6- 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property, plant and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

Impairment of long-lived assets:
Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. During 2012, 2011 and 2010 the Company recorded an impairment charge, related to intangible assets, in the amount of $2,860, $123 and $1,319, respectively.

Business combinations:
Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. It also requires the fair value of acquired in-process research and development (IPR&D) to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Contingent considerations to former owners agreed in a business combination, e.g, in the form of milestone payments upon the achievement of certain sales target, are recognized as liabilities at fair value as of the recognition date. Any subsequent changes in amounts recorded as liability are recognized in earnings under other expenses (income), net.

Investments in affiliated companies:
Investments in affiliated companies:

All investments in affiliates are stated at cost since the Company does not have the ability to exercise significant influence over their operating and financial policies. The Company followed ASC 323, "Investments - Equity and Joint Ventures", to determine whether it should apply the equity method of accounting to investments in other-than-common stock, with regard to certain investments in preferred shares, and determined that they are not in substance common stock.

The Company's investment in the affiliated companies is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 325-20. During 2012 and 2011 and 2010, based on management's most recent analysis, the Company recognized an impairment loss of $200, $9,387 and $850, respectively, relating to its investments (see also Note 7).

Goodwill and intangible assets:
Goodwill and intangible assets:

Goodwill and intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

The Company applies ASC 350, "Intangibles - Goodwill and Other". Under ASC 350, goodwill is not amortized but instead tested for impairment at least annually (or more frequently if impairment indicators arise). The Company determined June 30 as the date of the annual impairment test for each of its reporting units. The Company operates in two operating segments: the Professional Aesthetic Devices (PAD) segment (which is comprised of four reporting units) and the Emerging Business Units (EBU) segment (which is comprised of five reporting units).

ASC 350, as amended by ASU 2011-08, provides companies an option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing a two-step approach to testing goodwill for impairment for each reporting unit. Our reporting units are determined by the components of our operating segments that constitute a business for which both: (1) discrete financial information is available and (2) segment management regularly reviews the operating results of that component.

The first step measures for impairment by applying fair-value-based tests at the reporting unit level. The second step (if necessary) measures the amount of impairment by applying fair-value-based tests to the individual assets and liabilities within each reporting unit.

Fair value is determined using discounted cash flows methodology. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. As part of the annual impairment evaluation, the Company assessed the recoverability of Fluorinex goodwill. The Company concluded that the carrying value of the Fluorinex goodwill exceeded the implied fair value based on the estimated fair value of the Fluorinex reporting unit. Accordingly, during 2012 the Company recorded a goodwill impairment charge of $450. In addition, during 2012 the Company recorded impairment charge of $510 related to in-process research and development assets from the acquisition of Candela.  The goodwill impairment and in-process research and development impairment charges are included in the statements of operations under other expenses (income), net. During 2011 and 2010, no impairment charges were recorded.

Revenue recognition:
Revenue recognition:

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is reasonably assured and no further obligations exist. Provisions are made at the time of revenue recognition for any applicable warranty cost expected to be incurred.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

Other than pricing terms which may differ due to the different volumes of purchases between distributors and end-users, there are no material differences in the terms and arrangements involving direct and indirect customers.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors as end-users.

In the PAD segment, in most cases, the Company does not grant a right of return for its products. In the EBU segment, customer returns are recorded on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period.  The Company generally estimates customer returns based upon the time lag that historically occurs between the date of the sale and the date of the return, while also factoring other business conditions that might impact the historical analysis.  The Company believes that the amount of future returns is reasonably estimated. The provision for returns is recorded through a reduction of revenue.

In respect of sale of systems with installation, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation is not essential to the functionality of the Company's systems. Accordingly, installation is considered inconsequential and perfunctory relative to the system, and therefore the Company recognizes revenue for the system and installation upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides an accrual for installation costs as appropriate.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract and it is determined that multiple units of accounting exist.

According to ASC 605-25, when a sales arrangement contains multiple deliverables, such as sales of products that include services, the multiple deliverables are evaluated to determine the units of accounting, and the entire fee from the arrangement is allocated to each unit of accounting based on the relative selling price. Under this approach, the selling price of a unit of accounting is determined by using a selling price hierarchy which requires the use of vendor-specific objective evidence (VSOE)  of fair value if available, third-party evidence (TPE) if VSOE is not available, or best estimate of selling price (BESP) if neither VSOE nor TPE is available. Revenue is recognized when the revenue recognition criteria for each unit of accounting are met.

In certain cases, when product arrangements are bundled with extended warranty, the separation of the extended warranty falls under the scope of ASC 605- 20-25-1 through 25-6, and the separately price of the extended warranty stated in the agreement is deferred and recognized ratably over the extended warranty period.

Deferred revenue includes primarily unearned amounts received in respect of service contracts but not yet recognized as revenues.

Research and development costs:
Research and development costs: Research and development costs are expensed when incurred.

Share-based compensation:
Share-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values in accordance with ASC 718, "Compensation-Stock Compensation". The Company estimates the fair value of employee stock options at the date of grant using a binomial valuation model and values restricted stock units based on the market value of the underlying shares at the date of grant.

The Company recognizes compensation expenses for the value of its awards based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

Basic and diluted net loss per share:
Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Basic net loss per share was determined by dividing net loss by the weighted average ordinary shares outstanding during the period. Diluted net loss per share was determined by dividing net loss by the diluted weighted average shares outstanding. Diluted weighted average shares reflect the dilutive effect, if any, of stock options, stock appreciation rights, and restricted share units based on the treasury stock method, in accordance with ASC, 260, "Earning Per Share".

Fair value of financial instruments:

Fair value of financial instruments:

The carrying amounts of financial instruments, including cash and cash equivalents, bank deposits, accounts receivable, short-term bank credit, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The Company applies ASC 820, "Fair Value and Disclosure" (ASC 820). Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, hedging contracts and contingent considerations (see Note 4). Contingent consideration liabilities represent future amounts the Company may be required to pay in conjunction with various business combinations. Each reporting period, the Company revalues these contingent considerations and records increases or decreases in their fair value as an adjustment to contingent consideration expense within the consolidated statement of operations. Changes in the fair value of the contingent consideration can result from adjustments to the discount rates, the probability of achievement of any revenue milestones and due to discounting to present value each reporting date. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

Assets measured at fair value on a nonrecurring basis in 2012 are an impaired intangible asset, and an impaired investment in affiliated Company. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

Income taxes:
Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

Employee benefit plan:
Employee benefit plan:

Certain of the Company's  U.S. employees are eligible to participate in a defined contribution pension plan (Plan).  Participants in the Plan may elect to defer a portion of their pre-tax earnings into the Plan, which is run by an independent party.  The Company makes pension contributions at rates varying up to 10% of the participant's pensionable salary. Contributions to the Plan are recorded as an expense in the consolidated statements of operations.

Candela's U.S. operations maintain a retirement plan (Candela U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the Candela U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. Candela matches 50% of each participant's contributions up to a maximum of 6% of the participant's elective deferral.  Each participant may contribute a percentage of their pay or a flat dollar amount.  Contributions to the Candela U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2012, 2011 and 2010 were $255, $297 and $320, respectively.

Syneron's U.S. operations maintain a retirement plan (Syneron U.S. Plan) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code.  Participants in the Syneron U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant's elective deferrals that do not exceed 3% of the participant's compensation, plus 50% of the portion of the participant's elective deferrals on the next 2% of compensation for the Plan year.  Each participant may contribute from 1% to 50% of compensation on a pretax basis up to the maximum permitted by the Internal Revenue Code.  Contributions to Syneron's U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2012, 2011 and 2010 were $196, $166 and $201, respectively.

Severance pay:

The Company's liability for severance pay to its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or portion thereof. The Company's liability for all of its Israeli employees is covered by monthly deposits for insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits accumulated up to the balance sheet date.

The majority of the Company's agreements with its employees in Israel are in accordance with section 14 of the Israeli Severance Pay Law. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional legal obligation exists between the parties and no additional payments are made by the Company to the employee; therefore related assets and liabilities are not presented in the balance sheet.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 amounted to approximately $744, $755 and $638, respectively.

Shipping and handling costs:
Shipping and handling costs:

Shipping and handling costs, which amounted to $6,475, $4,408 and $3,611 for the years ended December 31, 2012, 2011 and 2010, respectively, are included in sales and marketing expenses in the consolidated statements of operations. Shipping and handling costs include all costs associated with the distribution of finished products, consumables and spare parts from the Company's point of manufacturing directly to customers, distributors and international subsidiaries.

Advertising expenses:
Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $6,334, $5,723 and $2,727, respectively.

Legal expenses:
Legal expenses:
Legal expenses are charged to the statement of operations as incurred.
Concentration of credit risk:
Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivative instruments, marketable securities, and trade receivables.

The majority of the Group's cash and cash equivalents and banks deposits are invested in dollar instruments of major banks in Israel and in the United States. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing and that, accordingly, low credit risk exists with respect to these investments.

The Company's marketable securities include investments in highly rated debentures of U.S. and Israeli, corporations and governmental bonds. Based on the above and the fact that the portfolio is well diversified, management believes that low credit risk exists with respect to these marketable securities. The Company has implemented additional measures with respect to its investment policy. Such measures include among others: reducing credit exposure to corporate sector securities and increasing the overall credit quality of the portfolio.

The Company and its subsidiaries have no material off-balance sheet concentration of financial instruments subject to credit risk such as foreign exchange contracts, option contracts or other hedging arrangements, except those mentioned in note 14.

The Company's trade receivables are derived mainly from sales to large independent distributors and to end-users world-wide. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those specific amounts that the Company has determined to be doubtful of collection.

Warranty:
Warranty:

The Company provides a one to three year standard warranty for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

Comprehensive income (loss):
Comprehensive income (loss):

The Company reports comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This Statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that items of other comprehensive income relate to unrealized gains and losses on available-for-sale marketable securities, hedging contracts and currency translation adjustments.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance and elected to present the comprehensive income in two separate but consecutive statements.

Treasury shares:
Treasury shares:

The Company repurchased its ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction in equity.

Reclassifications:
Reclassifications:
Certain comparative figures have been reclassified to conform to the current year presentation.
Impact of recently issued accounting standards:
Impact of recently issued accounting standards:

In July 2012, the FASB issued an update to the authoritative guidance related to testing indefinite-lived intangible assets impairment. This update gives an entity option to first consider certain qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. This update is effective for the indefinite-lived intangible asset impairment test performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance does not have a material impact on the Company consolidated financial statements.

In February 2013, the FASB issued and accounting standards update requiring new disclosures about reclassifications from accumulated other comprehensive loss to net income. These disclosures may be presented on the face of the statements or in the notes to the consolidated financial statements. The standard update is effective for fiscal years beginning after December 15, 2012. The adoption of this guidance does not have a material impact on the Company financial statements.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Candela Corporation [Member]
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
Fair value
Assets:

Current assets	$89,450
Other assets (includes mainly deferred tax assets)	24,792
Property and equipment	2,391
Intangible assets (*)	24,010

Total identifiable assets acquired	140,643

Current liabilities	(45,427)
Deferred taxes	(8,778)
Long-term liabilities	(4,889)

Total identifiable liabilities assumed	(59,094)

Net identifiable assets acquired	81,549
Bargain purchase price (**)	(8,525)

Net assets acquired	$73,024

(*)
Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).

(**)	The excess of fair value of the net assets acquired over the amount of consideration transferred was recorded in other income, net as part of operating.

Ultrashape Ltd. [Member]
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
Fair value

Cash	$837
Current assets	1,241
Property and equipment	710
Developed technology (1)	5,617
Customer relationship (2)	1,843

Total identifiable assets acquired	10,248

Current liabilities	(3,767)
Accrued severance pay	(26)

Total liabilities assumed	(3,793)

Net identifiable assets assumed	6,455
Goodwill	5,545

Net assets acquired	$12,000

(1)	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.

(2)	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.

TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Acquisition Date Fair Value Of Consideration Transferred
Fair value

Property and equipment	59
In-process R&D (*)	2,407
Goodwill	1,185

Assets acquired	$3,651

(*)	Not subject to amortization until technological feasibility will be achieved or technology will be abandoned.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Depreciation Rates [Table Text Block]

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture, equipment	6- 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property, plant and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	December 31,
	2012	2011	2010

Balance at the beginning of the year	$5,478	$7,704	$7,561
Charged to expenses, net of recoveries	1,782	(847)	2,783
Write-off	(523)	(1,443)	(2,110)
Exchange rate	55	64	(530)

Balance at the end of the year	$6,792	$5,478	$7,704

Warranty Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	December 31,
	2012	2011	2010

Warranty provision at the beginning of the year	$6,514	$6,854	$2,679
Warranty accounts related to the acquisition of Candela	-	-	3,980
Warranty accounts related to the acquisition of Ultrashape	44	-	-
Charged to costs and expenses relating to new sales	9,058	7,856	8,202
Costs of product warranty claims	(8,419)	(8,196)	(8,007)

Warranty provision at the end of the year	$7,197	$6,514	$6,854

AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$3,548	$-	$-	$3,548

Available-for-sale - matures within one year:
Certificate of deposit	5,658	11	(1)	5,668
Government debentures - fixed interest rate	2,617	43	-	2,660
Government sponsored enterprises - fixed interest rate	4,558	-	-	4,558
Corporate debentures - fixed interest rate	2,609	2	(9)	2,602

	15,442	56	(10)	15,488
Available-for-sale - matures after one year through three years:
Certificate of deposit	3,260	16	-	3,276
Government debentures - fixed interest rate	1,570	72	-	1,642
Government sponsored enterprises - fixed interest rate	8,671	4	(2)	8,673
Corporate debentures - fixed interest rate	13,669	96	(34)	13,731

	27,170	188	(36)	27,322
Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	1,531	-	(17)	1,514

Available-for-sale - matures after five years:
ARS	1,387	-	(157)	1,230

	$49,078	$244	$(220)	49,102

Reclassification of certain securities to long-term				7,966

				$41,136

	December 31, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$23,091	$4	$(20)	$23,075

Available-for-sale - matures within one year:
Government debentures - fixed interest rate	14,331	6	-	14,337
Government sponsored enterprises - fixed interest rate	7,011	-	-	7,011
Corporate debentures - fixed interest rate	23,022	39	(29)	23,032

	44,364	45	(29)	44,380
Available-for-sale - matures after one year through three years:
Government debentures - fixed interest rate	8,688	188	(69)	8,807

Corporate debentures - fixed interest rate	8,448	32	(2)	8,478

	17,136	220	(71)	17,285
Available-for-sale - matures after five years:
ARS	1,482	-	(169)	1,313

	$86,073	$269	$(289)	86,053
Reclassification of certain securities to long-term				15,590

				$70,463

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2012 and 2011 and the length of time that those investments have been in a continuous loss position:

	December 31, 2012
	Less than 12 months		12 months or longer			Total
	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses

Government sponsored enterprises	$500	$2	$1,002	$	*) -	$1,502	$2
Corporate debentures	7,061	60	-		-	7,061	60
ARS	-	-	1,230		157	1,230	157
Certificate of deposit	1,019	*) -	244		1	1,263	1

	$8,580	$62	$2,476		$158	$11,056	$220

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$5,099	$69	$-	$-	$5,099	$69
Corporate debentures	14,902	31	-	-	14,902	31
ARS	-	-	1,313	169	1,313	169
Money market funds	18,848	20	-	-	18,848	20

	38,849	$120	$1,313	$169	$40,162	$289

Schedule Of Unrealized Loss On Investments

	December 31, 2012
	Less than 12 months		12 months or longer			Total
	Fair value	Unrealized losses	Fair value	Unrealized losses		Fair value	Unrealized losses

Government sponsored enterprises	$500	$2	$1,002	$	*) -	$1,502	$2
Corporate debentures	7,061	60	-		-	7,061	60
ARS	-	-	1,230		157	1,230	157
Certificate of deposit	1,019	*) -	244		1	1,263	1

	$8,580	$62	$2,476		$158	$11,056	$220

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Government sponsored enterprises	$5,099	$69	$-	$-	$5,099	$69
Corporate debentures	14,902	31	-	-	14,902	31
ARS	-	-	1,313	169	1,313	169
Money market funds	18,848	20	-	-	18,848	20

	38,849	$120	$1,313	$169	$40,162	$289

*)	Represents an amount lower than $1.

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$17,847	$-	$17,847
ARS	-	-	1,230	1,230
Government debentures	-	4,302	-	4,302
Government sponsored enterprises	-	13,231	-	13,231
Money markets funds	12,492	-	-	12,492
Foreign currency derivatives	-	152	-	152

Total	$12,492	$35,532	$1,230	$49,254

Liabilities:
Contingent consideration	$-	$-	$6,750	$6,750

Total	$-	$-	$6,750	$6,750

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Corporate debentures	$-	$31,510	$-	$31,510
ARS	-	-	1,313	1,313
Government debentures	-	23,144	-	23,144
Government sponsored enterprises	-	7,011	-	7,011
Money markets funds	23,075	-	-	23,075
Foreign currency derivatives	-	1,100	-	1,100

Total	$23,075	$62,765	$1,313	$87,153

Liabilities:
Contingent consideration	$-	$-	$2,535	$2,535

Total	$-	$-	$2,535	$2,535

Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis

	December 31,
	2012	2011

Balance at the beginning of the year	$1,313	$6,417
Changes in realized and unrealized gains and losses included in earnings	5	246
Sales (*)	(100)	(5,350)
Changes in unrealized gains included in Other comprehensive income	12	-

Balance at the end of the year	$1,230	$1,313

(*)
During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5. During 2011, the Company sold ARS with par value of $5,350 for a total consideration of $5,350, which reflects a gain of $42 over the carrying amount.

Schedule Of Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis
	December 31,
	2012	2011

Fair value at the beginning of the year	$2,535	$11,365
Acquisition date fair value of contingent consideration related to additional investment in RBT (see note 1b5)	6,125	-
Changes in the fair value of contingent consideration, net (*)	(1,910)	(8,830)

Fair value at the end of the year	$6,750	$2,535

(*)
The fair value of the contingent consideration related to the acquisition of Primaeva was $0 for both years ended December 31, 2012 and 2011. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until December 31, 2012 and the Company will be required to pay the contingent consideration. The Company recorded in 2011, due to changes in fair value, an income in the amount of $8,956 in the statements of operations under "other expenses (income), net". On December 31, 2012, the revenues milestone was not achieved and no payments to Primaeva's former shareholders were due.

The fair value of the contingent consideration related to the acquisition of THB was approximately $0 and $2,535 for the years ended December 31, 2012 and 2011, respectively. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until May 31, 2013 and the Company will be required to pay the contingent consideration.   The Company recorded in 2012 and 2011, due to changes in fair value, an income in the amount of $2,535 and expenses of $126, respectively, in the statements of operations under other expenses (income), net.

The fair value of the contingent consideration related to the additional investment in RBT was $6,750 as of December 31, 2012. The Company recorded in 2012 due to changes in fair value, expenses of $625 in the statements of operations under other expenses (income), net.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2012	2011

Prepaid expenses and advanced payments	$5,407	$4,340
Deferred taxes	3,266	1,619
Government authorities	919	903
Deposits with escrow agent (see also Note 1b3)	1,760	-
Derivative instruments	152	1,100
Other receivables	1,059	929

	$12,563	$8,891

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2012	2011

Raw materials	$12,552	$10,986
Work in process	2,250	1,772
Finished products	22,060	18,411

	$36,862	$31,169

INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
Investments In Affiliated Companies
	December 31,
	2012	2011

Investment in QRay Ltd. (QRay) (1)	$-	$200
Investment in Juvenis Ltd. (Juvenis) (2)	1,000	-

	$1,000	$200

(1)
The Company invested $1,050 in QRay in consideration of 9% of QRay's share capital. During 2010, the Company wrote down the carrying amount of the investment in QRay from $1,050 to its fair value of $200. During 2012 the Company wrote down its entire investment in QRay to its fair value of approximately $0. The impairments charges were included in "other expenses (income), net" in operating expenses in the Statements of Operations.

(2)
On March 15, 2012, Syneron invested in Juvenis, an Israel-based company focused on commercializing advanced biopolymer compounds for use in aesthetic tissue augmentation. Under terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash, with potential additional development milestone payments totaling $3,000.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2011
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$11,681	$9,636
Leasehold improvements	2,082	1,865
Office furniture and equipment	2,048	2,105

	15,811	13,606
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	7,135	6,845
Leasehold improvements	1,708	1,696
Office furniture and equipment	820	910

	9,663	9,451

Depreciated cost	$6,148	$4,155

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Intangible Assets
	Weighted average	December 31,
	remaining useful life (years)	2012	2011
Original cost:

Patent	-	$1,899	$1,899
Distribution agreements	3.0	1,600	1,600
Brand name	1.0	295	295
In process R&D (*)	1.7	2,666	773
Developed technologies (*)	4.5	28,852	29,533
Trade name	8.0	3,300	3,300
Non-compete covenant	-	1,200	1,200
Customer relationships	3.9	10,773	8,930
Distribution exclusivity (*)	1.3	1,632	1,632

		52,217	49,162
Accumulated amortization:

Patent		1,899	1,899
Distribution agreements		506	363
Brand name		251	206
In process R&D		63	-
Developed technology		8,386	7,017
Trade name		900	600
Non-compete covenant		1,200	800
Customer relationships		7,360	5,717
Distribution exclusivity		1,219	747

		21,784	17,349

Amortized cost		$30,433	$31,813

(*)
During the years ended December 31, 2012, 2011 and 2010, the Company recorded an impairment charge in the total amount of $3,370, $123 and $1,319, respectively. The impairment charge in 2012 was attributed to in-process R&D and developed technology in the amounts of $510 and $2,860, respectively. The impairment charge in 2011 was attributed to distribution exclusivity license in the amount of $123. The impairment charge in 2010 was attributed to in-process R&D and to developed technology in the amounts of $720 and $599, respectively.

Schedule of Estimated Annual Amortization Expense Related to Intangible Assets
2013	$6,464
2014	5,190
2015	5,188
2016	4,427
2017	3,566
Thereafter	5,598

Total	$30,433

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill Activity
	Syneron	LI	Fluorinex	RBT	THB	Ultrashape	Transpharma	Total

As of January 1, 2011	$8,206	$2,950	$1,501	$2,528	$3,394	$-	$-	$18,579
Acquisitions and others	-	55	-	-	233	-	-	288

As of December 31, 2011	8,206	3,005	1,501	2,528	3,627	-	-	18,867
Acquisitions and others	-	73	-	-	-	5,544	1,185	6,802
Impairment (see note 2m)	-	-	(450)	-	-	-	-	(450)

As of December 31, 2012	$8,206	$3,078	$1,051	$2,528	$3,627	$5,544	$1,185	$25,219

DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2012
DEFERRED REVENUES [Abstract]
Reconciliation of Deferred Revenue

	December 31,
	2012	2011

Balance at the beginning of the year	$15,662	$17,960

Deferral of new sales	11,957	11,089
Recognition of previously deferred revenue	(11,550)	(13,432)
Foreign currency translation adjustments	(159)	45

Balance at the end of the year	$15,910	$15,662

Schedule of Current and Long-Term Deferred Revenues
	December 31,
	2012	2011

Total deferred revenues	$15,910	$15,662
Less - current portion	11,986	11,550

Long-term deferred revenues	$3,924	$4,112

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Warranty accruals	$6,489	$5,950
Accrued expenses	15,749	11,051
Voluntary field action (*)	1,496	3,200
Accrued commission	3,493	3,202
Employees and related expenses	8,503	10,043
Tax authorities	14,149	8,206
Other payables	10	52

	$49,889	$41,704

(*)
In January 2012, the Company stopped selling LiteTouch dental laser systems in Europe as a result of a test of the LiteTouch product initiated in the fourth quarter of 2011, which concluded that LiteTouch systems currently on the European market are not fully compliant with certain Electromagnetic Compatibility (EMC) requirements of the European Norm standard. As a result, the Company initiated a voluntary field action in order to replace the noncompliant install base in Europe at a total cost of $3,200, which was recorded as cost of revenue in 2011. During the third quarter of 2012, the Company gained CE mark for the LiteTouch II dental laser and resumed sale activity and the replacement of noncompliance LiteTouch dental laser systems.

DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of Derivative Instruments Recognized in Other Comprehensive Income
	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2012	2011	2010

Foreign exchange contracts	$138	$177	$-

Total	$138	$177	$-

Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income
	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
	2012	2011	2010
Location
Revenues	$156	$77	$-
Operating expenses	(95)	25	-

Total	$61	$102	$-

Financial Income Net [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2012	2011	2010

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income, net	$89	$65	$296

Total		$89	$65	$296

Other Accounts Receivable And Prepaid Expenses [Member]
Derivatives Not Designated As Hedging Instruments [Line Items]
Schedule of Derivatives Not Designated As Hedging Instruments
		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$152	$139
Derivatives designated and qualified as fair value hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	-	639
Total derivatives designated as hedging instruments		$152	$778

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$-	$322

Total derivatives not designated as hedging instruments		$-	$322

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Commitments Under Operating Leases
Year ended December 31,

2013	$4,892
2014	3,695
2015	2,681
2016	1,918
2017	458
2018	203

$13,847

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY [Abstract]
Schedule of Stock Options and Stock Appreciation Rights Award Activity

			Aggregate
		Weighted	intrinsic
	Number of options	average exercise price	value (in thousands)

Outstanding at beginning of year	3,467,464	$13.35	-

Granted	1,602,502	$10.08	-

Exercised	(261,309)	$7.79	-

Forfeited	(441,760)	$11.74	-

Outstanding at end of year	4,366,897	$12.65	$1,674

Exercisable options at end of year	2,282,678	$14.71	$1,583

Vested and expected to vest	4,149,087	$12.76	$1,650

Summary of Restricted Stock Activity
		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2012	29,558	$9.53
Granted	25,000	$11.15
Vested	(43,891)	$10.63
Forfeited	(395)	$10.39

Non-vested at December 31	10,272	$10.71

Schedule of Stock Option Activity by Exercise Price
	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$1.41	88,441	6.03	$1.41	88,441	6.03	$1.41
$4.81	47,534	6.42	$4.81	47,534	6.42	$4.81
$7.25-11.31	3,035,302	5.36	$9.48	1,302,807	4.24	$8.91
$12.09-14.74	665,895	5.43	$13.19	314,171	5.30	$13.66
$16.05-52.67	529,725	1.70	$32.69	529,725	1.70	$32.69

$1.41-52.67	4,366,897	4.95	$12.65	2,282,678	3.91	$14.71

Schedule of Weighted Average Fair Value of Options Granted
	Year ended December 31,
	2012	2011	2010

Weighted average exercise prices	$10.08	$11.09	$10.51

Weighted average fair value on grant date	$3.94	$4.97	$5.40

Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2012	2011	2010

Volatility	42%	52%	57%
Risk-free interest rate	0.75%	2.07%	2.76%
Dividend yield	0%	0%	0%
Post-vesting cancellation rate *)	9.5%	7%	7%
Suboptimal exercise factor **)	2.0	2.5	2.8
Expected life (in years)	4.84	5.53	5.30

*)	The post-vest cancellation rate was calculated on a monthly basis and is presented on an annual basis.
**)	The ratio of the stock price to strike price at the time of exercise of the option.

Schedule of Share-Based Compensation Expense

	Year ended December 31,
	2012	2011	2010

Cost of revenues	$205	$40	$28
Research and development	616	726	808
Sales and marketing	1,257	1,058	809
General and administrative	2,656	1,576	1,551

Total equity-based compensation expense before taxes	$4,734	$3,400	$3,196

OTHER EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER EXPENSES (INCOME), NET [Abstract]
Schedule of Other Expenses (Income)
	Year ended December 31,
	2012	2011	2010

Legal settlement (*)	$-	$31,000	$-
Bargain purchase price related to the acquisition of Candela (see also Note 1b6)	-	-	(8,525)
Impairment of intangibles assets (see also Note 9)	3,370	123	1,319
Impairment of goodwill (see also Note 2m)	450	-	-
Reevaluation of contingent consideration (see also Notes 1g, 1j and 4)	(1,836)	(8,830)	1,625
Impairment of investment in an affiliated company (**)(see also Note 7)	200	9,387	850
Other	105	528	193

Total	$2,289	$32,208	$(4,538)

(*)
On September 16, 2011, Syneron Inc., Candela, and Syneron Medical Ltd. entered into a comprehensive settlement agreement with Palomar and Massachusetts General Hospital ending the patent disputes on mutually agreeable terms. The comprehensive settlement agreement includes two Non-Exclusive Patent Licenses. Under the first agreement, Palomar granted Syneron Inc. and its Affiliates (including Syneron Medical Ltd. and Candela) a non-exclusive, worldwide, fully paid-up, and irrevocable license to the '568 and '844 Patents and foreign counterparts for their professional laser and lamp-based hair removal systems. Pursuant to this agreement, the Company paid Palomar $31,000, and Palomar received a royalty free license to certain Candela patents. Under the second agreement royalties will be paid according to certain levels of sales (refer to Note 15 a.3).

(**)
On November 22, 2010, the Company entered into an exclusive supply agreement ("the agreement") with an existing customer of the Company ("the customer"). In connection with such agreement, the Company invested $9,169 in exchange for preferred units which constitute an immaterial percentage of the customer's equity. The Company recorded the fair value of the preferred units received as part of the investments in affiliated companies and the fair value of the exclusive supply right in the amount of $1,400 was recorded as part of the intangible assets based on its fair value as was calculated by a third party appraisal. On October 5, 2011, the Company invested in this customer an additional $3,200 in exchange for additional preferred units. In December 2011, this customer filed for bankruptcy under protection of Chapter 11 of the U.S. Bankruptcy Code from which it emerged at the end of January 2012.  The Company expects to continue doing business under a new exclusive supply agreement concluded with this customer under its new ownership. During 2011, the Company wrote off $9,387, reflecting losses related to the Company's investment in this customer.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule Of Corporate Income Tax Rate By Jurisdiction
Tax Rate
Australia	30%
Canada (*)	15%
Germany	28%
Hong Kong	16.5%
Japan	39.6%
Spain	30%
United States (*)	35%
(*) Federal

Schedule of Deferred Income Taxes
	December 31,
	2012	2011

Net operating loss carryforward of subsidiaries	$50,525	$43,158
Tax credits	3,080	2,565
Share-based compensation costs	2,487	2,445
Company's capital losses carryforward (1)	15,630	11,283
Bad debt reserve	831	790
Deferred revenues	1,907	2,130
Accrued warranty reserve	103	893
Accrued Severance	-	545
Intangible Assets - Patents	1,200	1,372
Other temporary differences	3,010	2,653

Total deferred tax asset before valuation allowance	78,773	67,834
Valuation allowance	(52,530)	(50,630)

Total deferred tax asset	26,243	17,204

Intangible assets acquired	(7,682)	(10,707)

Total deferred tax liability	(7,682)	(10,707)

Net deferred tax asset (2)	$18,561	$6,497

(1)	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.

Schedule Of Deferred Taxes Recorded In Balance Sheet
	December 31,
	2012	2011

Other receivables	$3,266	$1,619

Deferred tax assets	18,390	10,060
Deferred tax liability	(3,095)	(5,182)

Net deferred tax asset	$18,561	$6,497

Changes To Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2011	$7,846

Additions based on tax positions related to the current year	1,171
Additions for tax positions of prior years	497
Reductions due to settlements with tax authorities	(627)
Reductions for positions of prior years	(25)

Gross tax liabilities at December 31, 2011	8,862

Additions based on tax positions related to the current year	6,917

Reductions for positions of prior years	(960)

Gross tax liabilities at December 31, 2012	$14,819

Tax Filings Subject To Examination
Israel	-	2007 - present
United States	-	2009 - present
Australia	-	2008 - present
Germany	-	2008 - present
Canada	-	2008 - present
Japan	-	2009 - present
Spain	-	2008 - present

Schedule Of Loss Before Taxes On Income
	Year ended December 31,
	2012	2011	2010

Domestic	$(21,890)	$(24,353)	$(23,116)
Foreign	15,047	(23,453)	(9,329)

	$(6,843)	$(47,806)	$(32,445)

Schedule Of Taxes On Income
	Year ended December 31,
	2012	2011	2010
Current taxes:
Domestic	$6,782	$592	$(2,414)
Foreign	780	3,531	643

	7,562	4,123	(1,771)
Deferred taxes:
Domestic	(207)	(153)	(198)
Foreign	(11,857)	(26)	(3,141)

	(12,064)	(179)	(3,339)

Taxes on income (tax benefit)	$(4,502)	$3,944	$(5,110)

Reconciliation Of Statutory Tax Rate To Effective Tax Rate

	Year ended December 31,
	2012	2011	2010

Loss before taxes on income	$(6,843)	$(47,806)	$(32,445)

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	$(1,711)	$(11,473)	$(8,111)
Increase in taxes resulting from "Approved/Privileged Enterprise" benefits	-	3,625	4,987
Difference in basis of measurement for tax purpose	2,984	(947)	452
Change in valuation allowance, net	(12,176)	19,151	(208)
Non-deductible stock-based compensation	122	511	471
Non-deductible expenses	257	(1,759)	1,256
State deferred taxes	(400)	(492)	(129)
Bargain purchase price	-	-	(3,101)
Increase in taxes resulting from tax settlement with tax authorities	-	697	-
Difference in tax rates	4,118	(3,161)	(933)
Tax contingencies	5,929	554	-
Return to provision	(3,449)	(2,915)	-
Pre-paid taxes	-	1,001	-

Others	(176)	(848)	206

Actual tax expense (benefit)	$(4,502)	$3,944	$(5,110)

FINANCIAL INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME, NET [Abstract]
Schedule of Financial Income (Expense), Net
	Year ended December 31,
	2012	2011	2010
Income:

Interest on cash equivalents	$48	$82	$27
Gain and interest on available-for-sale marketable securities	758	1,607	1,884
Interest on bank deposits	681	189	-

Expenses:

Interest on short-term credit and bank commissions	(272)	(274)	(331)
Loss on available-for-sale marketable securities	-	(42)	(380)
Impairment of investments in marketable securities	-	-	(119)
Foreign currency translation adjustments, net	(290)	(547)	(364)

	$925	$1,015	$717

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
Summary of Information by Segment
	Year ended December 31, 2012
	PAD	EBU	Total

Revenues from external customers	236,516	27,106	263,622
Operating income (loss)	7,802	(15,570)	(7,768)
Financial income (expenses), net	1,199	(274)	925
Income (loss) before taxes on income	9,001	(15,844)	(6,843)
Segment goodwill	14,935	10,284	25,219
Segment identifiable assets	270,420	23,459	293,879

	Year ended December 31, 2011
	PAD	EBU	Total

Revenues from external customers	$208,280	$20,041	$228,321
Operating loss	(31,422)	(17,434)	(48,856)
Financial income (expenses), net	1,226	(211)	1,015
Other income	35	-	35
Loss before taxes on income	(30,161)	(17,645)	(47,806)
Segment goodwill	8,206	10,661	18,867
Segment identifiable assets	$284,198	$19,946	$304,144

	Year ended December 31, 2010
	PAD	EBU	Total

Revenues from external customers	$185,601	$3,927	$189,528
Operating loss	(26,537)	(6,865)	(33,402)
Financial income (expenses), net	813	(96)	717
Other income	240	-	240
Loss before taxes on income	(25,484)	(6,961)	(32,445)
Segment goodwill	8,206	10,373	18,579
Segment identifiable assets	$350,904	$3,793	$354,697

Schedule of Revenue and Long-lived Assets by Geographic Regions

	2012		2011		2010
	Total revenue	Long-lived assets	Total revenue	Long-lived assets	Total revenue	Long-lived assets

North America	$93,247	$3,467	$78,525	$1,924	$66,123	$1,808
Europe and Middle East (excluding Israel)	86,436	399	78,182	345	58,348	145
Asia Pacific	41,423	95	30,489	122	25,888	48
Japan	30,816	17	29,572	22	27,604	24
Israel	3,924	2,170	5,050	1,742	1,318	2,004
Others	7,776	-	6,503	-	10,247	-

	$263,622	$6,148	$228,321	$4,155	$189,528	$4,029

NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Computation of Basic and Diluted Net Loss Per Share
	Year ended December 31,
	2012	2011	2010
Numerator:

Net loss attributable to Syneron's shareholders	$(1,343)	$(50,795)	$(25,426)

Denominator:

Total weighted average number of shares outstanding used in computing basic and diluted net loss per share	35,474,693	35,158,191	34,369,105

Basic and diluted net loss per share	$(0.04)	$(1.44)	$(0.74)

Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share
	Year ended December 31,
	2012	2011	2010

Ordinary shares	4,513,130	3,603,423	3,811,838

GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Syneron China [Member]	Dec. 31, 2012 Syneron China [Member]	Oct. 31, 2011 Syneron China [Member]	Dec. 31, 2011 Flourinex Active Ltd. (Flurinex) [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member]	Feb. 28, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member] Preferred A-1 [Shares]	Jan. 05, 2010 Candela Corporation [Member]	Dec. 07, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2011 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2012 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Feb. 13, 2012 Ultrashape Ltd. [Member]	Feb. 08, 2012 Ultrashape Ltd. [Member]	Mar. 14, 2012 TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Cash	$ 15,901		$ 430		$ 2,200		$ 4,625				$ 309						$ 12,000	$ 12,000	$ 3,651
Percentage interest acquired							74.96%				2.55%	100.00%	100.00%				100.00%	100.00%
Contingent consideration as a percentage of net sales								2.02%
Contingent consideration term of obligation													1 year
Deposits with escrow agent (see also Note 1b3)	1,760
Percent of issued and outstanding shares owned	9.85%							100.00%
Cost method investment ownership percentage										49.52%
Investments in affiliated companies	1,000	200								4,275
Joint venture, capital investment						510
Number of installments				2
Date of first installment payment				Feb 28, 2010
Contingent payment liability													2,409	2,535	0	2,409
Total purchase consideration	15,901		73,454					5,000				73,024
Additional amount to be paid for acquisition of shares								5,000
Contingent consideration			2,409					15,240	6,750
Discount rate								17.70%
Fair value of non-controlling interests			245
Fair value of previous equity investment			73,024
Cumulative percentage ownership							74.96%
Contingent consideration fair value								$ 6,125						$ 2,535		$ 2,409
Contingent consideration measurement period end date														May 31, 2013

GENERAL (Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 05, 2010 Candela Corporation [Member]		Feb. 13, 2012 Ultrashape Ltd. [Member]		Mar. 14, 2012 TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Cash acquired	$ 837		$ 21,857			$ 837
Current assets	1,491		73,045	89,450		1,241
Other assets				24,792
Long-term assets	769			2,391
Property and equipment						710		59
Intangible assets	9,867		26,423			5,617	[1]
In-process technology								2,407	[2]
Intangible assets, assigned value				24,010	[3]	1,843	[4]
Total indentifiable assets acquired				140,643		10,248
Current liabilities				(45,427)		(3,767)
Accrued severance pay, net						(26)
Deferred taxes				(8,778)
Long-term liabilities				(4,889)
Total identifiable liabilities assumed	(3,793)		(54,607)	(59,094)		(3,793)
Net identifiable assets acquired				81,549		6,455
Goodwill (bargain purchase price)	6,730		(5,056)			5,545		1,185
Bargain purchase price				(8,525)	[5]
Net assets acquired				$ 73,024		$ 12,000		$ 3,651

[1]	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.
[2]	Not subject to amortization until technological feasibility will be achieved or technology will be abandoned.
[3]	Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).
[4]	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.
[5]	The excess of fair value of the net assets acquired over the amount of consideration transferred was recorded in other income, net as part of operating, net.

GENERAL (Acquisition Date Fair Value Of Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Syneron China [Member]	Dec. 31, 2011 Fluorinex [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Jan. 05, 2010 Candela Corporation [Member]	Jan. 05, 2010 Candela Corporation [Member] Ordinary Shares [Member]	Dec. 07, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Feb. 13, 2012 Ultrashape Ltd. [Member]	Feb. 08, 2012 Ultrashape Ltd. [Member]	Mar. 14, 2012 TransPharma Medical Ltd. [Member]	Mar. 15, 2012 Juvenis Ltd. [Member]
Business Acquisition [Line Items]
Cash	$ 15,901		$ 430	$ 2,200	$ 4,625					$ 12,000	$ 12,000	$ 3,651	$ 1,000
Contingent consideration									2,409
Fair value of previous equity investment			73,024
Total	$ 15,901		$ 73,454			$ 5,000	$ 73,024
Shares issued in business acquisition								6,670,477

GENERAL (Useful Life Of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 05, 2010 Candela Corporation [Member]		Jan. 05, 2010 Developed Technologies [Member] Candela Corporation [Member]	Feb. 13, 2012 Developed Technologies [Member] Ultrashape [Member]	Jan. 05, 2010 In Process R&D [Member] Candela Corporation [Member]	Jan. 05, 2010 Trade Name [Member] Candela Corporation [Member]	Jan. 05, 2010 Customer Relationships [Member] Candela Corporation [Member]	Feb. 13, 2012 Customer Relationships [Member] Ultrashape [Member]		Jan. 05, 2010 Non-Compete Covenant [Member] Candela Corporation [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of acquired intangible assets			10 years	6 years		11 years	6 years	8 years		3 years
Intangible assets, assigned value	$ 24,010	[1]	$ 10,070	$ 5,617	$ 510	$ 3,300	$ 8,930	$ 1,843	[2]	$ 1,200

[1]	Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).
[2]	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term Interest bearing deposits	$ 20,520	$ 23,771
Weighted average interest	1.59%	2.23%
Inventories	36,862	31,169
Inventory reserves	5,402	4,742
Impairment of long lived assets (see also Note 2j)	3,370	123	1,319
Impairment of investment in affiliated companies	200	9,387	850
Shipping and handling costs	6,475	4,408	3,611
Advertising expenses	$ 6,334	$ 5,723	$ 2,727

SIGNIFICANT ACCOUNTING POLICIES (Marketable Securities) (Narrative) (Details) (Auction Rate Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Auction Rate Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit losses in earnings	$ 119

SIGNIFICANT ACCOUNTING POLICIES (Derivatives And Hedging Activities) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount of derivatives designated hedging contracts	$ 0	$ 15,000
Forward Contracts [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Notional amount	3,419	3,036
Option Contracts [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Notional amount	$ 4,790	$ 3,870

SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Depreciation Rates) (Details)	12 Months Ended
	Dec. 31, 2012 Computers, Software, Manufacturing And Laboratory Equipment [Member] Minimum [Member]		Dec. 31, 2012 Computers, Software, Manufacturing And Laboratory Equipment [Member] Maximum [Member]	Dec. 31, 2012 Computers, Software, Manufacturing And Laboratory Equipment [Member] Mainly [Member]	Dec. 31, 2012 Office furniture and equipment [Member] Minimum [Member]	Dec. 31, 2012 Office furniture and equipment [Member] Maximum [Member]	Dec. 31, 2012 Office furniture and equipment [Member] Mainly [Member]	Dec. 31, 2011 Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rates	10.00%	[1]	50.00%	33.00%	6.00%	30.00%	15.00%
Estimated useful life
The shorter of the term of the lease or the useful life of the asset

[1]	Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property, plant and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

SIGNIFICANT ACCOUNTING POLICIES (Goodwill And Intangible Assets) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Impairment of goodwill	$ 450
Candela Corporation [Member]
Segment Reporting Information [Line Items]
Impairment of goodwill	$ 510
Professional Aesthetic Devices And Emerging Business Units [Member]
Segment Reporting Information [Line Items]
Number of operating segments	2
Professional Aesthetic Devices [Member]
Segment Reporting Information [Line Items]
Number of reporting units	4
Emerging Business Units [Member]
Segment Reporting Information [Line Items]
Number of reporting units	5

SIGNIFICANT ACCOUNTING POLICIES (Employee Benefit Plan) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance pay expenses	$ 744	$ 755	$ 638
Candela U. S. Plan [Member]
Employer contribution	255	297	320
Syneron U. S. Plan [Member]
Employer contribution	$ 196	$ 166	$ 201
Maximum [Member] | Defined Contribution Pension [Member]
Annual contribution per employee, percentage	10.00%
Maximum [Member] | Syneron U. S. Plan [Member]
Annual contribution per employee, percentage	1.00%
100% Percent Employer Match [Member] | Syneron U. S. Plan [Member]
Employer matching contribution percentage	3.00%
Annual contribution per employee, percentage	50.00%
50% Employer Match [Member] | Candela U. S. Plan [Member]
Employer matching contribution percentage	6.00%
50% Employer Match [Member] | Syneron U. S. Plan [Member]
Employer matching contribution percentage	2.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Change In Allowance For Doubtful Accounts) (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 5,478	$ 7,704	$ 7,561
Charged to expenses, net of recoveries	1,782	(847)	2,783
Write-off	(523)	(1,443)	(2,110)
Exchange rate	55	64	(530)
Balance at the end of the year	$ 6,792	$ 5,478	$ 7,704

SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (Warranty Provision [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 6,514	$ 6,854	$ 2,976
Charged to costs and expenses relating to new sales	9,058	7,856	8,202
Costs of product warranty claims	(8,419)	(8,196)	(8,007)
Balance at the end of the year	7,197	6,514	6,854
Candela Corporation [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty accounts related to acquisitions			3,980
Ultrashape [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty accounts related to acquisitions	$ 44

AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 49,078	$ 86,073
Gross unrealized gains	244	269
Gross unrealized losses	(220)	(289)
Fair value	49,102	86,053
Reclassification of certain securities to long-term	7,966	15,590
Short-term marketable securities	41,136	70,463
Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15,442	44,364
Gross unrealized gains	56	45
Gross unrealized losses	(10)	(29)
Fair value	15,488	44,380
Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	27,170	17,136
Gross unrealized gains	188	220
Gross unrealized losses	(36)	(71)
Fair value	27,322	17,285
Matures After Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,387	1,482
Gross unrealized losses	(157)	(169)
Fair value	1,230	1,313
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,548	23,091
Gross unrealized gains		4
Gross unrealized losses		(20)
Fair value	3,548	23,075
Certificate of deposit [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,658
Gross unrealized gains	11
Gross unrealized losses	(1)
Fair value	5,668
Certificate of deposit [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,260
Gross unrealized gains	16
Fair value	3,276
Government Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,617	14,331
Gross unrealized gains	43	6
Gross unrealized losses
Fair value	2,660	14,337
Government Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,570	8,688
Gross unrealized gains	72	188
Gross unrealized losses		(69)
Fair value	1,642	8,807
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,558	7,011
Gross unrealized gains
Gross unrealized losses
Fair value	4,558	7,011
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,671
Gross unrealized gains	4
Gross unrealized losses	(2)
Fair value	8,673
Corporate Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,609	23,022
Gross unrealized gains	2	39
Gross unrealized losses	(9)	(29)
Fair value	2,602	23,032
Corporate Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	13,669	8,448
Gross unrealized gains	96	32
Gross unrealized losses	(34)	(2)
Fair value	13,731	8,478
Corporate Debentures - Fixed Interest Rate [Member] | Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,531
Gross unrealized gains
Gross unrealized losses	(17)
Fair value	1,514
ARS [Member] | Matures After Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,387	1,482
Gross unrealized gains
Gross unrealized losses	(157)	(169)
Fair value	$ 1,230	$ 1,313

AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Unrealized Loss On Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	$ 8,580	$ 38,849
Available-for-sale securities, Unrealized losses, Less than 12 months	62	120
Available-for-sale securities, Fair Value, 12 months or longer	2,476	1,313
Available-for-sale securities, Unrealized losses, 12 months or longer	158	169
Available-for-sale securities, Fair Value Total	11,056	40,162
Available-for-sale securities, Unrealized losses, Total	220	289
Number of securities in a loss position	21	52
Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	500	5,099
Available-for-sale securities, Unrealized losses, Less than 12 months	2	69
Available-for-sale securities, Fair Value, 12 months or longer	1,002
Available-for-sale securities, Unrealized losses, 12 months or longer	0
Available-for-sale securities, Fair Value Total	1,502	5,099
Available-for-sale securities, Unrealized losses, Total	2	69
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	7,061	14,902
Available-for-sale securities, Unrealized losses, Less than 12 months	60	31
Available-for-sale securities, Fair Value, 12 months or longer
Available-for-sale securities, Unrealized losses, 12 months or longer
Available-for-sale securities, Fair Value Total	7,061	14,902
Available-for-sale securities, Unrealized losses, Total	60	31
ARS [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months
Available-for-sale securities, Unrealized losses, Less than 12 months
Available-for-sale securities, Fair Value, 12 months or longer	1,230	1,313
Available-for-sale securities, Unrealized losses, 12 months or longer	157	169
Available-for-sale securities, Fair Value Total	1,230	1,313
Available-for-sale securities, Unrealized losses, Total	157	169
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Fair Value, Less than 12 months	1,019	18,848
Available-for-sale securities, Unrealized losses, Less than 12 months		20
Available-for-sale securities, Fair Value, 12 months or longer	244
Available-for-sale securities, Unrealized losses, 12 months or longer	1
Available-for-sale securities, Fair Value Total	1,263	18,848
Available-for-sale securities, Unrealized losses, Total	$ 1	$ 20

AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Realized Gains And Losses) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Realized gain	$ 2	$ 47	$ 4
Gross realized losses	$ 0	$ 42	$ 380

FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended
	Feb. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Primaeva [Member]	Dec. 31, 2012 Primaeva [Member]	Dec. 31, 2012 Syneron Beauty Inc [Member]	Dec. 31, 2011 Syneron Beauty Inc [Member]	Dec. 31, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2012 Auction Rate Securities [Member]	Dec. 31, 2011 Auction Rate Securities [Member]	Dec. 31, 2012 Investment In Affliate [Member]	Dec. 31, 2011 Investment In Affliate [Member]
Schedule of Cost-method Investments [Line Items]
Investment's, fair value												$ 1,230	$ 1,313	$ 1,000	$ 200
Impairment charge for cost method investment		200	9,387	850								2,813	2,818	200
Contingent consideration				2,409	0	0	0	2,535	6,750	15,240
Acquisition income (expense)					8,956		2,535	(126)	(625)						(9,387)
Intangible asset, fair value		4,281	530						6,750
Impairment of intangible assets	3,370	3,370	123	1,319
Investments in affiliated companies		$ 1,000	$ 200								$ 4,275

FAIR VALUE MEASUREMENT (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,230	$ 1,313
Cumulative impairment marketable securities	2,813	2,818
Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives	152	1,100
Total	49,254	87,153
Contingent consideration	6,750	2,535
Total	6,750	2,535
Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	17,847	31,510
Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,230	1,313
Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	4,302	23,144
Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	13,231	7,011
Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,492	23,075
Level 1 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives
Total	12,492	23,075
Contingent consideration
Total
Level 1 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,492	23,075
Level 2 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives	152	1,100
Total	35,532	62,765
Contingent consideration
Total
Level 2 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	17,847	31,510
Level 2 [Member] | Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 2 [Member] | Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	4,302	23,144
Level 2 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	13,231	7,011
Level 2 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives
Total	1,230	1,313
Contingent consideration	6,750	2,535
Total	6,750	2,535
Level 3 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,230	1,313
Level 3 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities

FAIR VALUE MEASUREMENT (Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized gain	$ 2		$ 47	$ 4
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	1,313		6,417
Changes in realized and unrealized gains and losses included in earnings	(5)		(246)
Sales	(100)	[1]	(5,350)
Changes in unrealized losses included in Other comprehensive income	12
Balance at the end of the year	1,230		1,313
Par value	95		5,350
Sale proceeds	100		5,350
Realized gain	$ 5		$ 42

[1]	During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5. During 2011, the Company sold ARS with par value of $5,350 for a total consideration of $5,350, which reflects a gain of $42 over the carrying amount.

FAIR VALUE MEASUREMENT (Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in the fair value of contingent consideration, net			$ 8,830
Contingent Consideration Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year	2,535		11,365
Acquisition date fair value of contingent consideration related to acquisition	6,125
Changes in the fair value of contingent consideration, net	(1,910)	[1]	(8,830)
Fair value at the end of the year	$ 6,750		$ 2,535

[1]	The fair value of the contingent consideration related to the acquisition of Primaeva was $0 for both years ended December 31, 2012 and 2011. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until December 31, 2012 and the Company will be required to pay the contingent consideration. The Company recorded in 2011, due to changes in fair value, an income in the amount of $8,956 in the statements of operations under "other expenses (income), net". On December 31, 2012, the revenues milestone was not achieved and no payments to Primaeva's former shareholders were due. The fair value of the contingent consideration related to the acquisition of THB was approximately $0 and $2,535 for the years ended December 31, 2012 and 2011, respectively. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until May 31, 2013 and the Company will be required to pay the contingent consideration. The Company recorded in 2012 and 2011, due to changes in fair value, an income in the amount of $2,535 and expenses of $126, respectively, in the statements of operations under other expenses (income), net. The fair value of the contingent consideration related to the additional investment in RBT was $6,750 as of December 31, 2012. The Company recorded in 2012 due to changes in fair value, expenses of $625 in the statements of operations under other expenses (income), net.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses and advanced payments	$ 5,407	$ 4,340
Deferred taxes	3,266	1,619
Government authorities	919	903
Deposits with escrow agent (see also Note 1b3)	1,760
Derivative instruments	152	1,100
Other receivables	1,059	929
Other accounts receivable and prepaid expenses, total	$ 12,563	$ 8,891

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 12,552	$ 10,986
Work in process	2,250	1,772
Finished products	22,060	18,411
Inventories	$ 36,862	$ 31,169

INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Distribution Exclusivity [Member]	Dec. 31, 2012 Distribution Exclusivity [Member]	Dec. 31, 2012 Investment In Q Ray [Member]	Dec. 31, 2011 Investment In Q Ray [Member]	Dec. 31, 2010 Investment In Q Ray [Member]	Dec. 31, 2009 Investment In Q Ray [Member]	Dec. 31, 2012 Investment in Juvenis Ltd. [Member]	Mar. 15, 2012 Investment in Juvenis Ltd. [Member]	Dec. 31, 2011 Investment in Juvenis Ltd. [Member]
Schedule of Cost-method Investments [Line Items]
Carrying value of cost method investments		$ 1,000	$ 200					$ 200	$ 200		$ 1,000	$ 1,000
Initial investment in cost method investment										1,050
Impairment charge for cost method investment		200	9,387	850
Cost of intangible asset		52,217	49,162		1,632	1,632						3,000
Impairment charge	$ 3,370	$ 3,370	$ 123	$ 1,319	$ 123

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 15,811	$ 13,606
Accumulated depreciation	9,663	9,451
Depreciated cost	6,148	4,155
Depreciation expenses	3,104	1,990	2,473
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,681	9,636
Accumulated depreciation	7,135	6,845
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,082	1,865
Accumulated depreciation	1,708	1,696
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,048	2,105
Accumulated depreciation	$ 820	$ 910

INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Feb. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2012 Patent [Member]	Dec. 31, 2012 Patent [Member]	Dec. 31, 2011 Patent [Member]	Mar. 15, 2012 Distribution agreements [Member]	Dec. 31, 2012 Distribution agreements [Member]	Dec. 31, 2011 Distribution agreements [Member]	Mar. 15, 2012 Brand name [Member]	Dec. 31, 2012 Brand name [Member]	Dec. 31, 2011 Brand name [Member]	Mar. 15, 2012 In Process R&D [Member]	Dec. 31, 2012 In Process R&D [Member]	Dec. 31, 2010 In Process R&D [Member]	Dec. 31, 2011 In Process R&D [Member]	Mar. 15, 2012 Developed Technologies [Member]	Dec. 31, 2012 Developed Technologies [Member]	Dec. 31, 2010 Developed Technologies [Member]	Dec. 31, 2011 Developed Technologies [Member]	Mar. 15, 2012 Trade Name [Member]	Dec. 31, 2012 Trade Name [Member]	Dec. 31, 2011 Trade Name [Member]	Mar. 15, 2012 Non-Compete Covenant [Member]	Dec. 31, 2012 Non-Compete Covenant [Member]	Dec. 31, 2011 Non-Compete Covenant [Member]	Mar. 15, 2012 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Mar. 15, 2012 Distribution exclusivity [Member]	Dec. 31, 2012 Distribution exclusivity [Member]	Dec. 31, 2011 Distribution exclusivity [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life								3 years	3 years		1 year	1 year		1 year 9 months 18 days	1 year 8 months 12 days			5 years 9 months 18 days	4 years 6 months			8 years	8 years					4 years 10 months 28 days	3 years 10 months 24 days		1 year 4 months 10 days	1 year 3 months 18 days
Cost of intangible asset		$ 52,217	$ 49,162			$ 1,899	$ 1,899		$ 1,600	$ 1,600		$ 295	$ 295		$ 2,666		$ 776		$ 28,852		$ 29,533		$ 3,300	$ 3,300		$ 1,200	$ 1,200		$ 10,773	$ 8,930		$ 1,632	$ 1,632
Accumulated amortization		21,784	17,349			1,899	1,899		506	363		251	206		63				8,386		7,017		900	600		1,200	800		7,360	5,717		1,219	747
Total		30,433	31,813
Impairment charge	$ 3,370	$ 3,370	$ 123	$ 1,319											$ 510	$ 720			$ 2,860	$ 599													$ 123

INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expense Related to Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 7,877	$ 8,058	$ 6,908
2013	6,464
2014	5,190
2015	5,188
2016	4,427
2017	3,566
Thereafter	5,598
Total	$ 30,433	$ 31,813

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 18,867	$ 18,579
Acquisitions and others	6,802	288	3,469
Impairment (see note 2m)	(450)
Goodwill, Ending Balance	25,219	18,867	18,579
Syneron [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	8,206	8,206
Acquisitions and others
Impairment (see note 2m)
Goodwill, Ending Balance	8,206	8,206	8,206
LI [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,005	2,950
Acquisitions and others	73	55	75
Impairment (see note 2m)
Goodwill, Ending Balance	3,078	3,005	2,950
Fluorinex [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,501	1,501
Acquisitions and others
Impairment (see note 2m)	(450)
Goodwill, Ending Balance	1,051	1,501	1,501
RBT [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,528	2,528
Acquisitions and others
Impairment (see note 2m)
Goodwill, Ending Balance	2,528	2,528	2,528
THB [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,627	3,394
Acquisitions and others		233	3,394
Impairment (see note 2m)
Goodwill, Ending Balance	3,627	3,627	3,394
Ultrashape [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions and others	5,544
Impairment (see note 2m)
Goodwill, Ending Balance	5,544
Transpharma [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions and others	1,185
Impairment (see note 2m)
Goodwill, Ending Balance	$ 1,185

SHORT-TERM BANK CREDIT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 RBT [Member]	Dec. 31, 2012 THB [Member]	Dec. 07, 2010 THB [Member]
Short-term Debt [Line Items]
Average interest rate				3.00%	3.00%
Line of credit, maximum borrowing amount			$ 2,000
LIBOR plus			2.30%
Line of credit utilized		$ 1,082	$ 1,082

DEFERRED REVENUES (Reconciliation of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 15, 2012	Dec. 31, 2012	Dec. 31, 2011
DEFERRED REVENUES [Abstract]
Deferred revenue at the beginning of the year		$ 15,662	$ 17,960
Deferral of new sales		11,957	11,089
Recognition of previously deferred revenue		(11,550)	(13,432)
Foreign currency translation adjustments		(159)	45
Deferred revenue at the end of the year		$ 15,910	$ 15,662
Service contract minimum period	1 year
Service contract maximum period	3 years

DEFERRED REVENUES (Schedule of Current and Long-Term Deferred Revenues) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED REVENUES [Abstract]
Total deferred revenues	$ 15,910	$ 15,662	$ 17,960
Less - current portion	11,986	11,550
Long-term deferred revenues	$ 3,924	$ 4,112

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Warranty accruals	$ 6,489		$ 5,950
Accrued expenses	15,749		11,051
Voluntary field action	1,496	[1]	3,200
Accrued commission	3,493		3,202
Employees and related expenses	8,503		10,043
Tax authorities	14,149		8,206
Other payables	10		52
Other payables and accrued expenses	$ 49,889		$ 41,704

[1]	In January 2012, the Company stopped selling LiteTouch dental laser systems in Europe as a result of a test of the LiteTouch product initiated in the fourth quarter of 2011, which concluded that LiteTouch systems currently on the European market are not fully compliant with certain Electromagnetic Compatibility (EMC) requirements of the European Norm standard. As a result, the Company initiated a voluntary field action in order to replace the noncompliant install base in Europe at a total cost of $3,200, which was recorded as cost of revenue in 2011. During the third quarter of 2012, the Company gained CE mark for the LiteTouch II dental laser and resumed sale activity and the replacement of noncompliance LiteTouch dental laser systems.

DERIVATIVE INSTRUMENTS (Fair Value of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ 152	$ 778
Derivatives not designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments		322
Foreign exchange contracts [Member] | Derivatives designated and qualified as cash flow hedging instruments [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	152	139
Foreign exchange contracts [Member] | Derivatives designated and qualified as fair value hedging instruments [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments		639
Foreign exchange contracts [Member] | Derivatives not designated as hedging instruments [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments		$ 322

DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments Recognized in Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 138	$ 177
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in accumulated OCI (effective portion)	$ 138	$ 177

DERIVATIVE INSTRUMENTS (Schedule of Cash Flow Hedges Reclassified in Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain reclassified from OCI to income	$ 61	$ 102
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain reclassified from OCI to income	156	77
Operating expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain reclassified from OCI to income	$ (95)	$ 25

DERIVATIVE INSTRUMENTS (Schedule of Derivatives Not Designated as Hedging Instruments) (Details) (Derivatives not designated as hedging instruments [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ 89	$ 65	$ 296
Foreign exchange contracts [Member] | Financial income, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives	$ 89	$ 65	$ 296

COMMITMENTS AND CONTINGENCIES (Royalties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended													0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Tensor [Member]	Dec. 31, 2011 Tensor [Member]	Dec. 31, 2010 Tensor [Member]	Dec. 31, 2012 Dynamic Cooling Device [Member]	Dec. 31, 2011 Dynamic Cooling Device [Member]	Dec. 31, 2010 Dynamic Cooling Device [Member]	Jan. 05, 2010 Dynamic Cooling Device [Member]	Dec. 31, 2012 Dynamic Cooling Device [Member] Other Receivables [Member]	Dec. 31, 2011 Dynamic Cooling Device [Member] Other Receivables [Member]	Dec. 31, 2012 Dynamic Cooling Device [Member] Long-Term Assets [Member]	Dec. 31, 2011 Dynamic Cooling Device [Member] Long-Term Assets [Member]	Dec. 31, 2012 Dynamic Cooling Device [Member] Minimum [Member]	Jan. 05, 2010 Dynamic Cooling Device [Member] Minimum [Member]	Jun. 30, 2011 Dynamic Cooling Device [Member] Level One Net Sales [Member]	Jun. 30, 2011 Dynamic Cooling Device [Member] Level Two Net Sales [Member]	Dec. 31, 2011 Palomar And Massachusetts General Hospital [Member]	Dec. 31, 2011 Palomar And Massachusetts General Hospital [Member] Level One Net Sales [Member]	Dec. 31, 2011 Palomar And Massachusetts General Hospital [Member] Level Two Net Sales [Member]
Royalty Agreement [Line Items]
Royalty rate			4.50%	4.50%	4.50%											3.00%	2.00%	5.00%	6.50%	7.50%
Royalty expense included in cost of revenues			$ 1,163	$ 525	$ 602	$ 2,683	$ 2,529	$ 2,552
Annual license fee						300	300	300
Minimum annual royalty obligation														750	500
Lump sum payment									3,000
Amortization period						2 years 6 months
Intangible assets	30,433	31,813
Unamortized license fee										300	300	450	750
Amount paid related to arbitration	$ 140		$ 2,100

COMMITMENTS AND CONTINGENCIES (Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments, operating leases:
2013	$ 4,892
2014	3,695
2015	2,681
2016	1,918
2017	458
2018	203
Future minimum lease commitments	13,847
Renewal option, minimum	1 year
Renewal option, maximum	5 years
Rent expenses	$ 3,195	$ 2,968	$ 3,391

COMMITMENTS AND CONTINGENCIES (Legal Claims) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended							12 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2012	Jul. 26, 2010	Oct. 25, 2010 Product Liability [Member] Syneron, Inc. [Member]	Aug. 15, 2010 Employment Agreement Breach [Member]	Aug. 15, 2010 Employment Agreement Breach [Member] Initial Preliminary Hearing [Member]	Aug. 15, 2010 Employment Agreement Breach [Member] Second Preliminary Hearing [Member]	Apr. 29, 2012 Share Purchase Agreement [Member]	Apr. 27, 2011 Distribution Agreement Termination [Member]	Dec. 31, 2012 Distribution Agreement Termination [Member]	Dec. 31, 2010 Distribution Agreement Termination [Member] Candela Corporation [Member]	Nov. 30, 2011 Estetitek [Member]	Nov. 30, 2011 Estetitek [Member] Positive Outcome of Litigation [Member]	Jun. 15, 2012 TPL [Member] Candela Corporation [Member]
Loss Contingencies [Line Items]
Litigation settlement amount												$ 30
Damages sought			2,000	1,500	1,300	800	3,831	3,559		400			2,900
Damages sought, loss of profit											1,700
Damages sought, reputation											500
Debt receivable											400
Damages paid	140
Accrual for litigation	325								50
VelaShape damages sought by Syneron		$ 2,600

EQUITY (Option Plans and Stock Appreciation Rights) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 2004 Plans [Member]	Dec. 31, 2004 2004 Plans [Member]	Dec. 31, 2012 2004 Plans [Member] Minimum [Member]	Dec. 31, 2012 2004 Plans [Member] Maximum [Member]	Dec. 31, 2004 2004 Plans [Member] Annual Increase Lesser Of Two Options [Member]	Dec. 31, 2012 Candela Awards [Member] 1998 Plan [Member]	Dec. 31, 2012 Candela Awards [Member] 1998 Plan [Member] Director [Member]	Dec. 31, 2012 Candela Awards [Member] 2008 Plan [Member]	Dec. 31, 2012 Candela Awards [Member] 2008 Plan [Member] More Than 10% Shareholder [Member]	Mar. 13, 2012 Syneron Beauty [Member]	Dec. 31, 2012 Syneron Beauty [Member] 2011 Plan [Member]	Jan. 02, 2012 Light Instruments Ltd [Member] 2011 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total number of shares authorized							2,000,000								4,300
Annual increase option one, number of shares										2,000,000
Annual increase option two, percentage of share capital										3.00%
Shares available for grant						3,929,934										0	248,060
Vesting period								3 years	4 years			2 years
Period before expiration						7 years								5 years		10 years	10 years
Ordinary shares, par value per share				0.01	0.01
Options and SARs outstanding											591,489		135,649			13,100
Granted	1,602,502														8,200		162,637
Fair value at grant date, RSU Granted	$ 11.15	$ 9.16	$ 10.27
Total fair value RSU vested	$ 466
Aggregate intrinsic value, exercised	$ 901	$ 4,001	$ 2,049

EQUITY (Schedule of Stock Options and Stock Appreciation Rights Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUITY [Abstract]
Number of options, Outstanding at beginning of year	3,467,464
Number of options, Granted	1,602,502
Number of options, Exercised	(261,309)
Number of options, Forfeited	(441,760)
Number of options, Outstanding at end of year	4,366,897	3,467,464
Number of options, Exercisable options at end of year	2,282,678
Number of options, Vested and expected to vest	4,149,087
Weighted average Exercise price, Outstanding at beginning of year	$ 13.35
Weighted average Exercise price, Granted	$ 10.08	$ 11.09	$ 10.51
Weighted average Exercise price, Exercised	$ 7.79
Weighted average Exercise price, Forfeited	$ 11.74
Weighted average Exercise price, Outstanding at end of year	$ 12.65	$ 13.35
Weighted average Exercise price, Exercisable options at end of year	$ 14.71
Weighted average Exercise price, Vested and expected to vest	$ 12.76
Aggregate intrinsic value, Outstanding at end of year	$ 1,674
Aggregate intrinsic value, Exercisable options at end of year	1,583
Aggregate intrinsic value, Vested and expected to vest	$ 1,650

EQUITY (Summary of Restricted Stock Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUITY [Abstract]
Number of RSUs, Non-vested at January 1, 2012	29,558
Number of RSUs, Granted	25,000
Number of RSUs, Vested	(43,891)
Number of RSUs, Forfeited	(395)
Number of RSUs, Non-vested at December 31	10,272	29,558
Fair value at grant date, Non-vested at January 1, 2012	$ 9.53
Fair value at grant date, RSU Granted	$ 11.15	$ 9.16	$ 10.27
Fair value at grant date, Vested	$ 10.63
Fair value at grant date, Forfeited	$ 10.39
Fair value at grant date, Non-vested at December 31	$ 10.71	$ 9.53
Total fair value RSU vested	$ 466

EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
$1.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	88,441,000
Weighted average remaining contractual life, Outstanding	6 years 11 days
Weighted average exercise price, Outstanding	$ 1.41
Number of options, Exercisable	88,441,000
Weighted average remaining contractual life, Exercisable	6 years 11 days
Weighted average exercise price, Exercisable	$ 1.41
$4.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	47,534,000
Weighted average remaining contractual life, Outstanding	6 years 5 months 1 day
Weighted average exercise price, Outstanding	$ 4.81
Number of options, Exercisable	47,534,000
Weighted average remaining contractual life, Exercisable	6 years 5 months 1 day
Weighted average exercise price, Exercisable	$ 4.81
$7.25-11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.25
Range of exercise price, upper limit	$ 11.31
Number of options, Outstanding	3,035,302,000
Weighted average remaining contractual life, Outstanding	5 years 4 months 10 days
Weighted average exercise price, Outstanding	$ 9.48
Number of options, Exercisable	1,302,807,000
Weighted average remaining contractual life, Exercisable	4 years 2 months 27 days
Weighted average exercise price, Exercisable	$ 8.91
$12.09-14.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 12.09
Range of exercise price, upper limit	$ 14.74
Number of options, Outstanding	665,895,000
Weighted average remaining contractual life, Outstanding	5 years 5 months 5 days
Weighted average exercise price, Outstanding	$ 13.19
Number of options, Exercisable	314,171,000
Weighted average remaining contractual life, Exercisable	5 years 3 months 18 days
Weighted average exercise price, Exercisable	$ 13.66
$16.05-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 16.05
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	529,725,000
Weighted average remaining contractual life, Outstanding	1 year 8 months 12 days
Weighted average exercise price, Outstanding	$ 32.69
Number of options, Exercisable	529,725,000
Weighted average remaining contractual life, Exercisable	1 year 8 months 12 days
Weighted average exercise price, Exercisable	$ 32.69
$1.41-52.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 1.41
Range of exercise price, upper limit	$ 52.67
Number of options, Outstanding	4,366,897,000
Weighted average remaining contractual life, Outstanding	4 years 11 months 12 days
Weighted average exercise price, Outstanding	$ 12.65
Number of options, Exercisable	2,282,678
Weighted average remaining contractual life, Exercisable	3 years 10 months 28 days
Weighted average exercise price, Exercisable	$ 14.71

EQUITY (Schedule of Weighted Average Fair Value of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUITY [Abstract]
Weighted average exercise prices	$ 10.08	$ 11.09	$ 10.51
Weighted average fair value on grant date	$ 3.94	$ 4.97	$ 5.4

EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
EQUITY [Abstract]
Volatility	42.00%		52.00%	57.00%
Risk-free interest rate	0.75%		2.07%	2.76%
Dividend yield	0.00%		0.00%	0.00%
Post-vesting cancellation rate	9.50%	[1]	7.00%	7.00%
Suboptimal exercise factor	2	[2]	2.5	2.8
Expected life (in years)	4 years 10 months 2 days		5 years 6 months 11 days	5 years 3 months 18 days

[1]	The post-vest cancellation rate was calculated on a monthly basis and is presented on an annual basis.
[2]	The ratio of the stock price to strike price at the time of exercise of the option.

EQUITY (Schedule of Share-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 4,734	$ 3,400	$ 3,196
Period over which unrecognized compensation cost will be recognized	1 year 3 months 26 days
Unrecognized share-based compensation expense	7,109
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	205	40	28
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	616	726	808
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,257	1,058	809
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,656	$ 1,576	$ 1,551

OTHER EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Other Income And Expenses [Line Items]
Legal settlement, net of legal cost		$ 31,000	[1]
Bargain purchase price related to the acquisition of Candela (see also Note 1b6)				(8,525)
Impairment of long lived assets (see also Note 2j)	3,370	123		1,319
Impairment of goodwill	450
Reevaluation of contingent consideration (see also Notes 1g, 1j and 4)	(1,836)	(8,830)		1,625
Impairment of investment in affiliated companies	200	9,387		850
Other	105	528		193
Total	$ 2,289	$ 32,208		$ (4,538)

[1]	On September 16, 2011, Syneron Inc., Candela, and Syneron Medical Ltd. entered into a comprehensive settlement agreement with Palomar and Massachusetts General Hospital ending the patent disputes on mutually agreeable terms. The comprehensive settlement agreement includes two Non-Exclusive Patent Licenses. Under the first agreement, Palomar granted Syneron Inc. and its Affiliates (including Syneron Medical Ltd. and Candela) a non-exclusive, worldwide, fully paid-up, and irrevocable license to the '568 and '844 Patents and foreign counterparts for their professional laser and lamp-based hair removal systems. Pursuant to this agreement, the Company paid Palomar $31,000, and Palomar received a royalty free license to certain Candela patents. Under the second agreement royalties will be paid according to certain levels of sales (refer to Note 15 a.3).

OTHER EXPENSES (INCOME), NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 05, 2011 Exclusive Supply Agreement [Member]	Nov. 22, 2010 Exclusive Supply Agreement [Member]
Other Income And Expenses [Line Items]
Investment cost				$ 3,200	$ 9,169
Fair value					1,400
Impairment of investment in affiliated companies	$ 200	$ 9,387	$ 850

INCOME TAXES (Corporate Tax Rate) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	25.00%	24.00%	25.00%
2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate		25.00%
2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate		24.00%
Capital Gains Arising After January1, 2003 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate		24.00%
Law For Economic Efficiency [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	25.00%
Law For Economic Efficiency [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	24.00%
Law To Change The Tax Burden [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	25.00%

INCOME TAXES (Encouragement Of Industry And Capital Investments) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Encouragement Of Capital Investments Law [Line Items]
Required percentage of income derived from export		25.00%
Tax exempt period		10 years
Tax rate for Israeli corporate	25.00%	24.00%	25.00%
Approved Enterprise Programs [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt earnings	151,336
Tax liability resulting from distribution of earnings	23,247
Privileged Enterprise Program [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt earnings	70,516
Tax liability resulting from distribution of earnings	7,052
Profits Distributable As Dividends [Member]
Encouragement Of Capital Investments Law [Line Items]
Withholding tax	15.00%
Know-How And Patents [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax benefit amortization period		8 years
Minimum [Member] | Dividends Distributed Out Of Tax Exempt Profits [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate applicable to profits from approved enterprise	10.00%
Maximum [Member] | Dividends Distributed Out Of Tax Exempt Profits [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax rate applicable to profits from approved enterprise	25.00%
2011 And 2012 [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	15.00%
2011 And 2012 [Member] | Development Zone A [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	10.00%
2013 And 2014 [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	12.50%
2013 And 2014 [Member] | Development Zone A [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	7.00%
Thereafter [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	12.00%
Thereafter [Member] | Development Zone A [Member]
Encouragement Of Capital Investments Law [Line Items]
Uniform corporate tax rate applicable to qualifying income	6.00%

INCOME TAXES (Schedule Of Corporate Income Tax Rate By Jurisdiction) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	25.00%		24.00%	25.00%
Australia [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	30.00%
Canada [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	15.00%	[1]
Germany [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	28.00%
Hong Kong [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	16.50%
Japan [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	39.60%
Spain [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	30.00%
Unites States / Internal Revenue Service [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	35.00%	[1]

[1]	Federal

INCOME TAXES (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Tax credits	$ 3,080		$ 2,565
Share-based compensation costs	2,487		2,445
Company's capital losses carryforward	15,630	[1]	11,283	[2]
Bad debt reserve	831		790
Deferred revenues	1,907		2,130
Accrued warranty reserve	103		893
Accrued Severance			545
Intangible Assets - Patents	1,200		1,372
Other temporary differences	3,010		2,653
Total deferred tax assets before valuation allowance	78,773		67,834
Valuation allowance	(52,530)		(50,630)
Total deferred tax asset	26,243		17,204
Intangible assets acquired	(7,682)		(10,707)
Total deferred tax liability	(7,682)		(10,707)
Net deferred tax asset	18,561		6,497
Subsidiaries [Member]
Net operating loss carryforward of subsidiaries	$ 50,525		$ 43,158

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.
[2]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.

INCOME TAXES (Schedule Of Deferred Taxes Recorded In Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Other receivables	$ 3,266	$ 1,619
Deferred tax assets	18,390	10,060
Deferred tax liability	(3,095)	(5,182)
Net deferred tax asset	$ 18,561	$ 6,497

INCOME TAXES (Deferred Taxes) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Excess operating loss carryforwards for tax return over financial reporting amount	$ 4,696
U.S. Subsidiaries valuation allowance on deferred tax assets that are more likely than not to be realized	(12,176)	19,151	(208)
Capital loss carryforwards	13,444
Excess research and development credit carryforwards for tax return over financial reporting amount	586
Deferred tax assets, valuation allowance	52,530	50,630
Undistributed earnings of the Company's foreign subsidiaries	10,282
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards, expiration dates	2013-12-31
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards, expiration dates	2017-12-31
Israel [Member]
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	42,396	42,914
Israel [Member] | Unlimited Carryforward Period [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	71,650	19,077
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	88,498
Prior year net operating loss limitations
Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of NOL's is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period. The annual limitations may result in the expiration of losses before utilization.

United States [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	1,604
United States [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
U.S. Subsidiaries valuation allowance on deferred tax assets that are more likely than not to be realized	15,027
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		2026-12-31
United States [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec 31, 2026
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		2032-12-31
United States [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec 31, 2031
United States [Member] | Unlimited Carryforward Period [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		130
United States [Member] | Unlimited Carryforward Period [Member] | Minimum Tax Credits [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	623
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	63,985
State [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	850
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		2014-12-31
State [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec 31, 2017
State [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec 31, 2023
State [Member] | Unlimited Carryforward Period [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 685

INCOME TAXES (Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Gross tax liabilities at beginning of year	$ 8,862	$ 7,846
Additions based on tax positions related to the current year	6,917	1,171
Additions for tax positions of prior years		497
Reductions due to settlements with tax authorities		(627)
Reductions for positions of prior years	(960)	(25)
Gross tax liabilities at end of year	14,819	8,862
Unrecognized tax benefits that would impact the effective tax rate, if recognized	14,819	8,862
Accrued interest	$ 158	$ 200

INCOME TAXES (Tax Filings Subject To Examination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Tax payments due to proposed adjustments	$ 1,340	$ 1,563	$ 491
Income tax examination, interest accrued	158
Amount that is reasonably possible that unrecognized tax benefits in the future could decrease		960
Israel [Member]
Income Tax Contingency [Line Items]
Open tax years	2007
Unites States / Internal Revenue Service [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Unites States / Internal Revenue Service [Member] | Accrued Interest [Member]
Income Tax Contingency [Line Items]
Income tax examination, interest accrued	$ 158
Australia [Member]
Income Tax Contingency [Line Items]
Open tax years	2008
Germany [Member]
Income Tax Contingency [Line Items]
Open tax years	2008
Canada [Member]
Income Tax Contingency [Line Items]
Open tax years	2008
Japan [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Spain [Member]
Income Tax Contingency [Line Items]
Open tax years	2008

INCOME TAXES (Schedule Of Loss Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ (21,890)	$ (24,353)	$ (23,116)
Foreign	15,047	(23,453)	(9,329)
Loss before taxes on income	$ (6,843)	$ (47,806)	$ (32,445)

INCOME TAXES (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 6,782	$ 592	$ (2,414)
Foreign	780	3,531	643
Current taxes	7,562	4,123	(1,771)
Domestic	(207)	(153)	(198)
Foreign	(11,857)	(26)	(3,141)
Deferred taxes	(12,064)	(179)	(3,339)
Taxes in income (tax benefit)	$ (4,502)	$ 3,944	$ (5,110)

INCOME TAXES (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Loss before taxes on income	$ (6,843)	$ (47,806)	$ (32,445)
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	(1,711)	(11,473)	(8,111)
Increase in taxes resulting from "Approved/Privileged Enterprise" benefits		3,625	4,987
Difference in basis of measurement for tax purpose	2,984	(947)	452
Change in valuation allowance, net	(12,176)	19,151	(208)
Non-deductible stock-based compensation	122	511	471
Non-deductible expenses	257	(1,759)	1,256
State deferred taxes	(400)	(492)	(129)
Bargain purchase price			(3,101)
Increase in taxes resulting from tax settlement with tax authorities		697
Dffference in tax rates	4,118	(3,161)	(933)
Tax contingencies	5,929	554
Return to provision	(3,449)	(2,915)
Pre-paid taxes		1,001
Others	(176)	(848)	206
Taxes in income (tax benefit)	$ (4,502)	$ 3,944	$ (5,110)

FINANCIAL INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INCOME, NET [Abstract]
Interest on cash equivalents	$ 48	$ 82	$ 27
Gain and interest on available-for-sale marketable securities	758	1,607	1,884
Interest on bank deposits	681	189
Interest on short-term credit and bank commissions	(272)	(274)	(331)
Loss on available-for-sale marketable securities		(42)	(380)
Impairment of investments in marketable securities			(119)
Foreign currency translation adjustments, net	(290)	(547)	(364)
Financial income, net	$ 925	$ 1,015	$ 717

SEGMENT REPORTING (Summary of Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues from external customers	$ 263,622	$ 228,321	$ 189,528
Operating loss	(7,768)	(48,856)	(33,402)
Financial income (expenses), net	925	1,015	717
Other income		35	240
Loss before taxes on income	(6,843)	(47,806)	(32,445)
Segment goodwill	25,219	18,867	18,579
Segment identifiable assets	319,098	323,011	354,697
PAD [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	236,516	208,280	185,601
Operating loss	7,802	(31,422)	(26,537)
Financial income (expenses), net	1,199	1,226	813
Other income		35	240
Loss before taxes on income	9,001	(30,161)	(25,484)
Segment goodwill	14,935	8,206	8,206
Segment identifiable assets	270,420	284,198	350,904
EBU [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	27,106	20,041	3,927
Operating loss	(15,570)	(17,434)	(6,865)
Financial income (expenses), net	(274)	(211)	(96)
Other income
Loss before taxes on income	(15,844)	(17,645)	(6,961)
Segment goodwill	10,284	10,661	10,373
Segment identifiable assets	$ 23,459	$ 19,946	$ 3,793

SEGMENT REPORTING (Schedule of Revenue and Long-lived Assets by Geographic Regions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 263,622	$ 228,321	$ 189,528
Long-Lived Assets	6,148	4,155	4,029
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	93,247	78,525	66,123
Long-Lived Assets	3,467	1,924	1,808
Europer and Middle East (excluding Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,436	78,182	58,348
Long-Lived Assets	399	345	145
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	41,423	30,489	25,888
Long-Lived Assets	95	122	48
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,816	29,572	27,604
Long-Lived Assets	17	22	24
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,924	5,050	1,318
Long-Lived Assets	2,170	1,742	2,004
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,776	6,503	10,247
Long-Lived Assets

NET LOSS PER SHARE (Computation of Basic and Diluted Net Loss Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET LOSS PER SHARE [Abstract]
Net loss attributable to Syneron's shareholders	$ (1,343)	$ (50,795)	$ (25,426)
Total weighted average number of shares used in computing diluted net loss per share	35,474,693	35,158,191	34,369,105
Basic and diluted net loss per share	$ (0.04)	$ (1.44)	$ (0.74)

NET LOSS PER SHARE (Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET LOSS PER SHARE [Abstract]
Ordinary shares	4,513,130	3,603,423	3,811,838

DISCLOSURE ON RELATED PARTIES TRANSACTION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosure on related parties transactions [Abstract]
Percent of issued and outstanding shares owned	9.85%
Consideration of the pro-rata initail purchase price	$ 5,000
Additional amounts owed to Shimon Eckhouse and other RBT shareholders	5,000
Certain milestone payments owed to Shimon Eckhouse and other RBT shareholders	$ 15,240
Percent of annual sales due to Shimon Eckhouse and other RBT shareholders	2.02%